[front cover]

March 31, 2003

American Century
Annual Report

[photo]

Capital Preservation
Government Agency Money Market

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS
CLASSIFIED BY CATEGORY AND RISK.

Our Message to You

[photo]
James E. Stowers III with James E. Stowers, Jr.

For the third straight year, weak economic conditions caused U.S. interest rates to fall. That meant lower yields for all money market instruments, including
American Century's Capital Preservation and Government Agency Money Market
funds, for the fiscal year ended March 31, 2003. Annualized U.S. economic growth slowed from 4% in the third quarter of 2002 to just 1.4% in the fourth quarter and 1.6% (according to initial government estimates) in the first quarter of
2003.

In an effort to boost growth and offset any stagnation caused by the war with
Iraq, the Federal Reserve cut its overnight interest rate target to just 1.25%
on November 6. That caused other short-term interest rates and yields to fall too. By the end of March 2003, the three-month Treasury bill yield was 1.12% and the average seven-day current yield for 359 money market funds tracked by Lipper
Inc. was 0.56%.

These historically low money market fund yields and the possibility that the
Federal Reserve will cut its overnight interest rate target again have raised concerns about "negative yields," which threaten the normally stable $1 share price of money market funds.  We want to assure investors that, like other investment companies, we've taken measures to preserve the share price of
American Century money market funds.

One of the factors that kept money market yields low was the uncertainty caused by "Operation Iraqi Freedom" and the events leading up to it. The war also had a deep emotional impact on many of us. We wish to thank the military personnel--including some of our American Century associates--who served recently with the coalition forces.

We're working hard to serve you in this challenging financial environment.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III

James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

Table of Contents

CAPITAL PRESERVATION

GOVERNMENT AGENCY MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION

Capital Preservation - Performance

TOTAL RETURNS AS OF MARCH 31, 2003
-------------------------------------------------------------------------------------------------------
                                      CAPITAL     90-DAY TREASURY   U.S. TREASURY MONEY MARKET FUNDS(2)
                                   PRESERVATION     BILL INDEX        AVERAGE RETURN   FUND'S RANKING
-------------------------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 10/13/72)
-------------------------------------------------------------------------------------------------------
   6 months(1)                         0.50%           0.62%              0.34%         9 out of 94
-------------------------------------------------------------------------------------------------------
   1 Year                              1.19%           1.45%              0.88%         9 out of 94
-------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------
   3 Years                             3.24%           3.28%              2.90%         8 out of 85
-------------------------------------------------------------------------------------------------------
   5 Years                             3.81%           3.91%              3.54%         9 out of 73
-------------------------------------------------------------------------------------------------------
   10 Years                            4.10%           4.34%              3.95%         9 out of 51
-------------------------------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

See pages 21-25 for information about share classes, returns, the comparative index, and Lipper fund rankings.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 3/31/03
-------------------------------------------------------------------------------
Net Assets                                         $3.3 billion
-------------------------------------------------------------------------------
                                           3/31/03               3/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                   72 days               69 days
-------------------------------------------------------------------------------
Expense Ratio                               0.48%                 0.47%
-------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY MATURITY
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/03               9/30/02
-------------------------------------------------------------------------------
1-30 days                                   20%                   17%
-------------------------------------------------------------------------------
31-90 days                                  30%                   43%
-------------------------------------------------------------------------------
91-180 days                                 50%                   40%
-------------------------------------------------------------------------------
More than 180 days                           --                    --
-------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2003
-------------------------------------------------------------------------------
7-Day Current Yield                                  0.79%
-------------------------------------------------------------------------------
7-Day Effective Yield                                0.79%
-------------------------------------------------------------------------------

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

Investment terms are defined in the Glossary.

                                                                          -----
                                                                          1

Capital Preservation - Portfolio Commentary

By Colleen Denzler and Lynn Paschen,  portfolio managers

PERFORMANCE SUMMARY

Capital Preservation's total return for the fiscal year ended March 31, 2003, ranked the fund in the top 10% of the 94 funds in Lipper Inc.'s U.S. Treasury money market funds category. The fund's long-term performance is equally strong--Capital Preservation's three-year return put the fund in the top  10% of its Lipper category, while its five- and 10-year returns ranked it in the top
20% of the Lipper group.

ECONOMIC & MARKET REVIEW

A weak U.S. economy and uncertainty in the financial markets pushed Treasury money market yields down to their lowest levels since the 1950s. On the economic front, an expected recovery in 2002 never materialized--economic activity slowed sharply at mid-year, and the economy remained on shaky ground through early
2003.

In November, the Federal Reserve cut short-term interest rates for the 12th time since the beginning of 2001. Citing greater uncertainty and a "soft spot" in the economy, the Fed lowered its short-term rate target from 1.75% to 1.25%, its lowest level in more than 40 years. Treasury money market yields declined in the wake of the Fed's move and continued to fall in early 2003 as investors priced in another rate cut.

Growing investor demand also contributed to the decline in Treasury money market yields. Short-term Treasury securities provided a perceived safe haven for investors worried about corporate accounting scandals, stock market instability, and the U.S.-Iraq conflict.

PORTFOLIO STRATEGY

We maintained a fairly long average maturity for much of the fiscal year relative to the fund's peers, locking in yields for an extended period of time as rates fell. There was little difference among the yields on Treasury securities maturing in six months or less, so we focused on Treasury bills maturing in six months to one year, where yields were significantly higher.

We also reduced Capital Preservation's position in overnight Treasury securities, known as "dollar rolls." In a dollar roll transaction, we buy
Treasury bills and then agree to sell them back (often the following day) at a specific price. Historically, dollar rolls made up 25-30% of the portfolio, but we cut that percentage in half prior to the Fed's November rate cut--the more ultra-short-term securities we held, the faster the fund's yield would fall as interest rates dropped. Dollar rolls currently comprise about 15% of the portfolio.

OUTLOOK

We expect stable to slightly higher Treasury money market yields going forward when the economic recovery gets back on track. However, there is a chance that the Fed will cut rates again if the current economic malaise extends into the summer. As a result, we plan to maintain our current positioning until we see clear evidence that the economy is picking up steam.

Investment terms are defined in the Glossary.

-----
    2

Capital Preservation - Schedule of Investments

MARCH 31, 2003

Principal Amount                                                        Value
--------------------------------------------------------------------------------
U.S. TREASURY BILLS(1) -- 85.0%

      $250,000,000  U.S. Treasury Bills, 1.34%,
                    4/3/03                                       $  249,981,334
--------------------------------------------------------------------------------
       250,000,000  U.S. Treasury Bills, 1.56%,
                    4/10/03                                         249,902,561
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 1.18%,
                    4/24/03                                          49,962,306
--------------------------------------------------------------------------------
       200,000,000  U.S. Treasury Bills, 1.29%,
                    5/8/03                                          199,734,317
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Bills, 1.24%,
                    5/15/03                                          99,847,833
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 1.19%,
                    5/22/03                                          49,915,708
--------------------------------------------------------------------------------
       250,000,000  U.S. Treasury Bills, 1.20%,
                    6/5/03                                          249,460,139
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Bills, 1.21%,
                    6/19/03                                          99,724,598
--------------------------------------------------------------------------------
       150,000,000  U.S. Treasury Bills, 1.20%,
                    6/26/03                                         149,568,805
--------------------------------------------------------------------------------
       200,000,000  U.S. Treasury Bills, 1.23%,
                    7/10/03                                         199,319,445
--------------------------------------------------------------------------------
       150,000,000  U.S. Treasury Bills, 1.23%,
                    7/17/03                                         149,450,882
--------------------------------------------------------------------------------
       150,000,000  U.S. Treasury Bills, 1.18%,
                    7/24/03                                         149,440,292
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Bills, 1.17%,
                    7/31/03                                          99,606,750
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Bills, 1.15%,
                    8/7/03                                           99,597,333
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Bills, 1.17%,
                    8/21/03                                          99,538,500
--------------------------------------------------------------------------------
       150,000,000  U.S. Treasury Bills, 1.18%,
                    8/28/03                                         149,269,486
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 1.10%,
                    9/4/03                                           49,761,667
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS                                         2,394,081,956
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------
U.S. TREASURY BONDS AND NOTES(1) -- 15.0%

      $ 65,140,000  U.S. Treasury Bonds,
                    11.125%, 8/15/03                             $   67,549,671
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Notes,
                    3.875%, 6/30/03                                  50,333,059
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Notes,
                    3.875%, 7/31/03                                 100,838,480
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Notes,
                    5.25%, 8/15/03                                   50,761,842
--------------------------------------------------------------------------------
       150,000,000  U.S. Treasury Notes,
                    5.75%, 8/15/03                                  152,563,682
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BONDS
AND NOTES                                                           422,046,734
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%                                             $2,816,128,690
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1)  The rates for U.S. Treasury Bills are the yield to maturity at purchase.
     The rates for U.S. Treasury Bonds and Notes are the stated coupon rates.

See Notes to Financial Statements.

                                                                          -----
                                                                          3

Government Agency Money Market - Performance

TOTAL RETURNS AS OF MARCH 31, 2003
-------------------------------------------------------------------------------------------------------------
                                  GOVERNMENT AGENCY   90-DAY TREASURY   U.S. GOVERNMENT MONEY MARKET FUNDS(2)
                                    MONEY MARKET        BILL INDEX         AVERAGE RETURN   FUND'S RANKING
-------------------------------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 12/5/89)
-------------------------------------------------------------------------------------------------------------
   6 months(1)                         0.51%              0.62%               0.36%         20 out of 129
-------------------------------------------------------------------------------------------------------------
   1 Year                              1.25%              1.45%               0.92%         18 out of 129
-------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------
   3 Years                             3.38%              3.28%               3.02%         10 out of 120
-------------------------------------------------------------------------------------------------------------
   5 Years                             4.00%              3.91%               3.74%         13 out of 93
-------------------------------------------------------------------------------------------------------------
   10 Years                            4.25%              4.34%               4.10%         15 out of 68
-------------------------------------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 4/12/99)
-------------------------------------------------------------------------------------------------------------
   6 months(1)                         0.39%              0.62%                --                --
-------------------------------------------------------------------------------------------------------------
   1 Year                              0.99%              1.45%                --                --
-------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------
   3 Years                             3.12%              3.28%                --                --
-------------------------------------------------------------------------------------------------------------
   Life of Class                       3.51%              3.71%(3)             --                --
-------------------------------------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service
     (Investor Class only).

(3)  Since 3/31/99, the date nearest the class's inception for which data are available.

See pages 21-25 for information about share classes, returns, the comparative index, and Lipper fund rankings.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 3/31/03
-------------------------------------------------------------------------------
Net Assets                                        $591.9 million
-------------------------------------------------------------------------------
                                           3/31/03               3/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                   74 days               58 days
-------------------------------------------------------------------------------
Expense Ratio (for
Investor Class)                             0.48%                 0.47%
-------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY MATURITY
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/03               9/30/02
-------------------------------------------------------------------------------
1-30 days                                   49%                   51%
-------------------------------------------------------------------------------
31-90 days                                  15%                   18%
-------------------------------------------------------------------------------
91-180 days                                 22%                   22%
-------------------------------------------------------------------------------
More than 180 days                          14%                    9%
-------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2003
-------------------------------------------------------------------------------
                                                  INVESTOR CLASS
-------------------------------------------------------------------------------
7-Day Current Yield                                  0.83%
-------------------------------------------------------------------------------
7-Day Effective Yield                                0.83%
-------------------------------------------------------------------------------

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

Investment terms are defined in the Glossary.

-----
    4

Government Agency Money Market - Portfolio Commentary

By Denise Tabacco, portfolio manager

PERFORMANCE SUMMARY

Government Agency Money Market continued to be one of the better-performing government money market funds during the fiscal year ended March 31, 2003, ranking in the top  15% of the 129 funds in Lipper Inc.'s U.S. government money market funds category. Government Agency Money Market's long-term performance record is also strong--the fund's three- and five-year returns ranked in the top
15% of the Lipper category, while its 10-year return ranked in the top quarter of the Lipper group.* (See the previous page for additional performance information.)

ECONOMIC & MARKET REVIEW

Money market rates declined sharply during the past year, falling to their lowest levels in decades. At the beginning of the period, the U.S. economy appeared to be on track for a healthy recovery following strong growth in early
2002. However, the economy stalled during the summer and remained weak through the first quarter of 2003.

The Federal Reserve attempted to stimulate economic activity by cutting short-term interest rates in early November. The Fed's only rate cut in 2002
(after 11 rate cuts in 2001) brought the federal funds rate target down to a
40-year low of 1.25%. Money market rates declined in response to the Fed's move and continued to fall through the end of the period as the market priced in expectations of another rate cut later in 2003.

Another factor contributing to low money market rates was uncertainty  in the financial markets. Investors concerned about accounting scandals, stock market volatility, and the war with Iraq looked to short-term securities--especially high-quality government securities--as a safe place to ride out the storm.
Increased demand put downward pressure on money market yields.

PORTFOLIO STRATEGY

For much of the fiscal year, we maintained a fairly neutral average maturity for the portfolio compared with its peers (around 60 days). We emphasized six-month government agency notes, which offered the most attractive yields, and balanced them with short-term floating-rate securities to maintain a neutral average maturity.

From time to time, we extended Government Agency Money Market's average maturity out as far as 75-80 days when we were able to take advantage of favorable yields on longer-term securities. In particular, we added  one-year notes with call features, which give the issuing agency the option to pay off the note early, often in three or six months. These securities behave similarly to three- or six-month notes but have the higher yields of one-year securities.

OUTLOOK

We think another Fed rate cut is possible but unlikely. The economic environment is still fairly weak, but we expect conditions to improve as the year progresses. Barring a rate cut, money market yields should be stable to slightly higher in the coming months.

*All fund returns referenced in this commentary are for Investor Class shares.

Investment terms are defined in the Glossary.

                                                                          -----
                                                                          5

Government Agency Money Market -  Schedule of Investments

MARCH 31, 2003

Principal Amount                                                        Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 54.7%

      $ 3,925,000  FFCB, 5.85%, 5/15/03                            $  3,946,903
--------------------------------------------------------------------------------
        5,000,000  FFCB, 5.07%, 12/15/03                              5,132,418
--------------------------------------------------------------------------------
       50,000,000  FFCB, VRN, 1.25%, 4/1/03,
                   resets weekly off the 3-month
                   T-Bill rate plus 0.08% with
                   no caps                                           49,999,999
--------------------------------------------------------------------------------
       30,000,000  FFCB, VRN, 1.24%, 8/25/03,
                   resets semiannually off the
                   6-month LIBOR minus 0.11%
                   with no caps                                      30,000,000
--------------------------------------------------------------------------------
        5,000,000  FFCB, VRN, 1.22%, 8/26/03,
                   resets semiannually off the
                   6-month LIBOR minus 0.12%
                   with no caps                                       4,998,640
--------------------------------------------------------------------------------
        6,500,000  FHLB, 4.50%, 4/25/03                               6,513,673
--------------------------------------------------------------------------------
        3,000,000  FHLB, 5.86%, 4/28/03                               3,010,085
--------------------------------------------------------------------------------
       17,000,000  FHLB, 5.85%, 4/29/03                              17,059,175
--------------------------------------------------------------------------------
        2,500,000  FHLB, 7.25%, 5/15/03                               2,518,134
--------------------------------------------------------------------------------
        1,700,000  FHLB, 2.375%, 6/6/03                               1,703,254
--------------------------------------------------------------------------------
        3,800,000  FHLB, 2.25%, 6/17/03                               3,807,775
--------------------------------------------------------------------------------
       20,705,000  FHLB, 4.50%, 7/7/03                               20,876,508
--------------------------------------------------------------------------------
       12,355,000  FHLB, 4.125%, 8/15/03                             12,471,835
--------------------------------------------------------------------------------
        5,000,000  FHLB, 6.875%, 8/15/03                              5,105,554
--------------------------------------------------------------------------------
          780,000  FHLB, 5.19%, 10/20/03                                796,004
--------------------------------------------------------------------------------
        5,000,000  FHLB, 1.81%, 11/12/03                              5,001,957
--------------------------------------------------------------------------------
        1,575,000  FHLB, 3.125%, 11/14/03                             1,592,740
--------------------------------------------------------------------------------
        5,610,000  FHLB, 6.375%, 11/14/03                             5,778,187
--------------------------------------------------------------------------------
       10,000,000  FHLB, 1.95%, 11/21/03,
                   callable 4/28/03                                  10,000,000
--------------------------------------------------------------------------------
       10,000,000  FHLB, 1.50%, 12/16/03,
                   callable 5/20/03                                  10,000,000
--------------------------------------------------------------------------------
       10,000,000  FHLB, 1.65%, 1/5/04,
                   callable 6/12/03                                  10,000,000
--------------------------------------------------------------------------------
       12,850,000  FHLB, 1.41%, 3/8/04,
                   callable 8/12/03                                  12,850,880
--------------------------------------------------------------------------------
        9,000,000  FHLB, 1.31%, 4/13/04,
                   callable 9/24/03                                   9,000,000
--------------------------------------------------------------------------------
       10,000,000  FHLB, VRN, 1.21%, 4/15/03,
                   resets quarterly off the
                   3-month LIBOR minus 0.17%
                   with no caps                                       9,997,472
--------------------------------------------------------------------------------
        3,000,000  SLMA, 2.70%, 4/25/03                               3,002,733
--------------------------------------------------------------------------------
        6,800,000  SLMA, 2.25%, 7/2/03                                6,815,871
--------------------------------------------------------------------------------
        5,150,000  SLMA, 2.60%, 7/2/03                                5,167,054
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $25,000,000  SLMA MTN, VRN, 1.32%,
                   4/1/03, resets weekly off the
                   3-month T-Bill rate plus
                   0.15% with no caps                              $ 24,999,093
--------------------------------------------------------------------------------
       10,000,000  SLMA MTN, VRN, 1.54%,
                   4/1/03, resets weekly off the
                   Federal Funds Rate plus
                   0.37% with no caps                                10,011,242
--------------------------------------------------------------------------------
       20,000,000  SLMA, VRN, 1.26%, 4/1/03,
                   resets weekly off the 3-month
                   T-Bill rate plus 0.09% with
                   no caps                                           20,000,000
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                          312,157,186
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
DISCOUNT NOTES(1) -- 40.8%

        3,907,000  FFCB Discount Notes, 1.11%,
                   6/2/03                                             3,899,531
--------------------------------------------------------------------------------
        7,000,000  FFCB Discount Notes, 1.42%,
                   11/17/03                                           6,936,494
--------------------------------------------------------------------------------
       24,000,000  FHLB Discount Notes, 1.16%,
                   4/2/03                                            23,999,227
--------------------------------------------------------------------------------
       13,432,000  FHLB Discount Notes, 1.17%,
                   4/4/03                                            13,430,690
--------------------------------------------------------------------------------
       22,000,000  FHLB Discount Notes, 1.21%,
                   4/9/03                                            21,994,093
--------------------------------------------------------------------------------
       20,000,000  FHLB Discount Notes, 1.17%,
                   4/11/03                                           19,993,500
--------------------------------------------------------------------------------
       38,000,000  FHLB Discount Notes, 1.24%,
                   4/11/03                                           37,986,911
--------------------------------------------------------------------------------
       10,000,000  FHLB Discount Notes, 1.19%,
                   4/23/03                                            9,992,728
--------------------------------------------------------------------------------
       32,000,000  FHLB Discount Notes, 1.23%,
                   5/2/03                                            31,966,107
--------------------------------------------------------------------------------
       10,000,000  FHLB Discount Notes, 1.21%,
                   5/23/03                                            9,982,522
--------------------------------------------------------------------------------
        4,707,000  FHLB Discount Notes, 1.23%,
                   5/28/03                                            4,697,833
--------------------------------------------------------------------------------
       18,000,000  FHLB Discount Notes, 1.21%,
                   6/4/03                                            17,961,280
--------------------------------------------------------------------------------
       20,000,000  FHLB Discount Notes, 1.22%,
                   7/31/03                                           19,917,989
--------------------------------------------------------------------------------
       10,000,000  TVA Discount Notes, 1.19%,
                   4/18/03                                            9,994,381
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
DISCOUNT NOTES                                                      232,753,286
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
    6

Government Agency Money Market - Schedule of Investments

MARCH 31, 2003

Principal Amount                                                        Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
AND AGENCY SECURITIES(2) -- 4.5%

      $   229,000  ETR, 1.57%, 5/15/03                             $    228,557
--------------------------------------------------------------------------------
          132,000  ETR, 1.57%, 5/15/03                                  131,745
--------------------------------------------------------------------------------
        1,498,000  ETR, 1.50%, 11/15/03                               1,484,130
--------------------------------------------------------------------------------
        1,434,000  FICO STRIPS -- COUPON,
                   1.28%, 5/2/03                                      1,432,397
--------------------------------------------------------------------------------
       20,000,000  STRIPS -- COUPON, 1.38%,
                   7/21/03                                           19,915,815
--------------------------------------------------------------------------------
          180,000  TIGR, 1.59%, 11/15/03                                178,230
--------------------------------------------------------------------------------
          470,700  TR, 1.60%, 8/15/03                                   467,894
--------------------------------------------------------------------------------
        2,091,000  TVA STRIPS -- COUPON,
                   1.28%, 5/1/03                                      2,088,739
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
AND AGENCY SECURITIES                                                25,927,507
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%                                               $570,837,979
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ETR = Easy Growth Treasury Receipts

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FICO = Financing Corporation

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SLMA = Student Loan Marketing Association

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

TVA = Tennessee Valley Authority

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective March 31, 2003.

(1)  The rates for U.S. Government Agency Discount Notes are the yield to maturity at purchase.

(2)  The rates for Zero-Coupon U.S. Treasury and Agency Securities are the
     yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

                                                                          -----
                                                                          7

Statement of Assets and Liabilities

MARCH 31, 2003
--------------------------------------------------------------------------------
                                                                    GOVERNMENT
                                                  CAPITAL             AGENCY
                                               PRESERVATION        MONEY MARKET
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(amortized cost and cost for
federal income tax purposes)                   $2,816,128,690      $570,837,979
----------------------------------------
Cash                                                2,716,182           100,000
----------------------------------------
Receivable for investments sold                   447,629,002        19,885,412
----------------------------------------
Receivable for capital shares sold                      9,220               --
----------------------------------------
Interest receivable                                 5,750,257         2,139,218
--------------------------------------------------------------------------------
                                                3,272,233,351       592,962,609
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                                    --            777,640
----------------------------------------
Accrued management fees                            1,313,615            237,844
----------------------------------------
Distribution fees payable                                 --                 50
----------------------------------------
Service fees payable                                      --                 50
----------------------------------------
Dividends payable                                      68,170             8,927
--------------------------------------------------------------------------------
                                                    1,381,785         1,024,511
--------------------------------------------------------------------------------
NET ASSETS                                     $3,270,851,566      $591,938,098
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                $3,270,870,648      $591,942,229
----------------------------------------
Accumulated net realized loss
on investment transactions                            (19,082)           (4,131)
--------------------------------------------------------------------------------
                                               $3,270,851,566      $591,938,098
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                     $3,270,851,566      $591,701,616
----------------------------------------
Shares outstanding                              3,270,870,648       591,704,436
----------------------------------------
Net asset value per share                               $1.00             $1.00
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                               N/A           $236,482
----------------------------------------
Shares outstanding                                       N/A            236,480
----------------------------------------
Net asset value per share                                N/A              $1.00
--------------------------------------------------------------------------------

See Notes to Financial Statements.

-----
    8

Statement of Operations

YEAR ENDED MARCH 31, 2003
--------------------------------------------------------------------------------
                                                                    GOVERNMENT
                                                  CAPITAL             AGENCY
                                               PRESERVATION        MONEY MARKET
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------------
Interest                                        $54,857,906        $10,387,183
--------------------------------------------------------------------------------

EXPENSES:
----------------------------------------
Management fees                                  15,630,732          2,854,066
----------------------------------------
Distribution fees -- Advisor Class                      --                 568
----------------------------------------
Service fees -- Advisor Class                           --                 568
----------------------------------------
Trustees' fees and expenses                         107,504             19,661
----------------------------------------
Other expenses                                       64,427             11,834
--------------------------------------------------------------------------------
                                                 15,802,663          2,886,697
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                            39,055,243          7,500,486
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS             (34,101)               110
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                       $39,021,142         $7,500,596
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          9

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2003 AND MARCH 31, 2002
---------------------------------------------------------------------------------------------------------------------
                                                                                            GOVERNMENT AGENCY
                                                     CAPITAL PRESERVATION                      MONEY MARKET
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                  2003                2002           2003               2002
---------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Net investment income                           $39,055,243         $93,590,717    $7,500,486         $18,193,345
----------------------------------------
Net realized gain (loss)                            (34,101)          1,398,128           110               7,799
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                        39,021,142          94,988,845     7,500,596          18,201,144
---------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
From net investment income:
----------------------------------------
  Investor Class                                (39,055,243)        (93,590,717)   (7,498,252)        (18,174,179)
----------------------------------------
  Advisor Class                                          --                  --        (2,234)            (42,429)
----------------------------------------
From net realized gains:
----------------------------------------
  Investor Class                                    (24,838)         (1,388,551)           --                  --
----------------------------------------
  Advisor Class                                          --                  --            --                  --
---------------------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                              (39,080,081)        (94,979,268)   (7,500,486)        (18,216,608)
---------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                              (62,608,992)       (127,954,229)  (22,503,936)         11,384,764
---------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                                   (62,667,931)       (127,944,652)  (22,503,826)         11,369,300

NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Beginning of period                           3,333,519,497       3,461,464,149   614,441,924         603,072,624
---------------------------------------------------------------------------------------------------------------------
End of period                                $3,270,851,566      $3,333,519,497  $591,938,098        $614,441,924
=====================================================================================================================

See Notes to Financial Statements.

-----
   10

Notes to Financial Statements

MARCH 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Capital Preservation Fund (Capital
Preservation) and Government Agency Money Market Fund (Government Agency) (the
funds) are two funds in a series issued by the trust. Capital Preservation seeks maximum safety and liquidity and intends to pursue its investment objective by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government. Government Agency seeks to provide the highest rate of current return on its investments, consistent with safety of principal and maintenance of liquidity by investing exclusively in short-term obligations of the U.S. government and its agencies and instrumentalities. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Capital Preservation is authorized to issue the Investor
Class. Government Agency is authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When such valuations do not reflect current market value, securities may be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. At March 31, 2003, Capital Preservation and
Government Agency had receivables on forward commitment transactions of
$447,629,002 and $19,885,412, respectively. The funds take possession of any security they purchase in these transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The funds do not expect to realize any long-term capital gains, and accordingly, do not expect to pay any capital gains distributions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

                                                                          -----
                                                                          11

Notes to Financial Statements

MARCH 31, 2003

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category  Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.1370% to 0.2500% and the rates for the
Complex Fee (Investor Class) range from 0.2900% to 0.3100%. The Advisor Class is
0.2500% less at each point within the Complex Fee range. For the year ended
March 31, 2003, the effective annual Investor Class management fee for the funds was 0.47% and the effective annual Advisor Class management fee for Government
Agency was 0.22%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the year ended March 31, 2003, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):
----------------------------------------------------------------------------------------------------------
                                         CAPITAL PRESERVATION                    GOVERNMENT AGENCY
----------------------------------------------------------------------------------------------------------
                                      SHARES              AMOUNT             SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2003
---------------------------
Sold                               1,618,732,872      $1,618,732,872       379,251,230     $379,251,230
---------------------------
Issued in reinvestment
of distributions                      37,566,821          37,566,821         7,262,281        7,262,281
---------------------------
Redeemed                          (1,718,908,685)     (1,718,908,685)     (409,035,275)    (409,035,275)
----------------------------------------------------------------------------------------------------------
Net decrease                         (62,608,992)       $(62,608,992)      (22,521,764)    $(22,521,764)
==========================================================================================================
YEAR ENDED MARCH 31, 2002
---------------------------
Sold                               2,046,318,803      $2,046,318,803       466,063,359     $466,063,359
---------------------------
Issued in reinvestment
of distributions                      90,370,869          90,370,869        17,482,913       17,482,913
---------------------------
Redeemed                          (2,264,643,901)     (2,264,643,901)     (469,680,200)    (469,680,200)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)             (127,954,229)      $(127,954,229)       13,866,072      $13,866,072
==========================================================================================================

                                                                    (continued)

-----
   12

Notes to Financial Statements

MARCH 31, 2003

3. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------
                                                       GOVERNMENT AGENCY
--------------------------------------------------------------------------------
                                                   SHARES             AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2003
-------------------------------------------
Sold                                               19,811            $19,811
-------------------------------------------
Issued in reinvestment of distributions             2,232              2,232
-------------------------------------------
Redeemed                                           (4,215)            (4,215)
--------------------------------------------------------------------------------
Net increase                                       17,828            $17,828
================================================================================
YEAR ENDED MARCH 31, 2002
-------------------------------------------
Sold                                              637,610           $637,610
-------------------------------------------
Issued in reinvestment of distributions            42,084             42,084
-------------------------------------------
Redeemed                                       (3,161,002)        (3,161,002)
--------------------------------------------------------------------------------
Net decrease                                   (2,481,308)       $(2,481,308)
================================================================================

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

Following are the capital loss carryovers and capital loss deferral amounts at
March 31, 2003:
--------------------------------------------------------------------------------
                                                    CAPITAL         GOVERNMENT
                                                 PRESERVATION         AGENCY
--------------------------------------------------------------------------------
Accumulated capital losses                            --              $(409)
--------------------------------------------------------------------------------
Capital loss deferral                              $(3,758)             --
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers for Government Agency expire in
2006.

The capital loss deferrals represent net capital losses incurred in the five-month period ended March 31, 2003. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                          -----
                                                                          13

Capital Preservation - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
----------------------------------------------------------------------------------------------------------------
                                                                      INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------
                                             2003           2002           2001           2000       1999
----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $1.00          $1.00          $1.00          $1.00      $1.00
----------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income                      0.01           0.03           0.06           0.05       0.05
----------------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income                (0.01)         (0.03)         (0.06)         (0.05)     (0.05)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $1.00          $1.00          $1.00          $1.00      $1.00
================================================================================================================
  TOTAL RETURN(1)                            1.19%          2.84%          5.75%          4.63%      4.72%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        0.48%          0.47%          0.47%          0.48%        0.48%
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                        1.18%          2.76%          5.56%          4.51%        4.53%
--------------------------------------
Net Assets, End of Period
(in thousands)                          $3,270,852     $3,333,519     $3,461,464     $3,350,237   $3,324,805
----------------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

-----
   14

Government Agency Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
----------------------------------------------------------------------------------------------------------------
                                                                      INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------
                                             2003           2002           2001           2000        1999
----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $1.00          $1.00          $1.00          $1.00       $1.00
----------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income                      0.01           0.03           0.06           0.05        0.05
----------------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income                (0.01)         (0.03)         (0.06)         (0.05)      (0.05)
----------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period              $1.00          $1.00          $1.00          $1.00       $1.00
================================================================================================================
  TOTAL RETURN(1)                            1.25%          2.96%          5.98%          4.98%       4.91%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        0.48%          0.47%          0.47%          0.48%       0.48%
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                        1.24%          2.91%          5.82%          4.88%       4.79%
--------------------------------------
Net Assets, End of Period
(in thousands)                            $591,702       $614,223       $600,373       $555,374    $527,842
----------------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

                                                                          -----
                                                                          15

Government Agency Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-------------------------------------------------------------------------------------------------
                                                               ADVISOR CLASS
-------------------------------------------------------------------------------------------------
                                             2003           2002           2001          2000(1)
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $1.00          $1.00          $1.00          $1.00
-------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income                      0.01           0.03           0.06           0.04
-------------------------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income                (0.01)         (0.03)         (0.06)         (0.04)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $1.00          $1.00          $1.00          $1.00
=================================================================================================
  TOTAL RETURN(2)                            0.99%          2.71%          5.71%          4.58%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        0.73%          0.72%          0.72%        0.73%(3)
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                        0.99%          2.66%          5.57%        4.66%(3)
--------------------------------------
Net Assets, End of Period
(in thousands)                                $236           $219         $2,700         $2,584
-------------------------------------------------------------------------------------------------

(1)  April 12, 1999 (commencement of sale) through March 31, 2000.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

See Notes to Financial Statements.

-----
   16

Report of Independent Accountants

To the Trustees of the American Century Government Income Trust and Shareholders
of the Capital Preservation Fund and the  Government Agency Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Capital Preservation Fund and the Government Agency Money Market Fund (two of the six funds in the American
Century Government Income Trust hereafter referred to as the "Funds") at March
31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at March
31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Kansas City, Missouri
May 9, 2003

                                                                          -----
                                                                          17

Management

The individuals listed below serve as trustees or officers of the funds. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than  two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT (72)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------
RONALD J. GILSON (56)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy  (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL (45)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------
MYRON S. SCHOLES (61)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 22

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management  (1999-present); Principal, Long-Term Capital Management (investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

-----
   18

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
KENNETH E. SCOTT (74)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 31

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, RCM Capital Funds, Inc. (1994 to
present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN (55)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): Less than 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc.  (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS (57)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 18

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); Chief Operating Officer,
ACC (June 1996 to September 2000); General Counsel, ACC, ACIM, ACIS, ACSC, and
other ACC subsidiaries (June 1989 to June 1998); Also serves as: Executive Vice
President, ACIS, ACSC, and other ACC subsidiaries, and Executive Vice President of other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

                                                                          -----
                                                                          19

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to present);
President, ACSC (January 1999 to present); Executive Vice President, ACC (May
1995 to present); Also serves as: Executive Vice President and Chief Financial
Officer, ACIM, ACIS, and other ACC subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (44)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present); Consultant to mutual fund industry (May 1997 to April 1998)
--------------------------------------------------------------------------------
ROBERT LEACH (36)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
C. JEAN WADE (39)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
-------------------------------------------------------------------------------
JON ZINDEL (35)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Director of Taxation, ACSC (July 1996 to April
1998)
--------------------------------------------------------------------------------

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

-----
   20

Share Class Information

Capital Preservation is authorized to issue the Investor Class. Government
Agency Money Market is authorized to issue both the Investor Class and the
Advisor Class. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.
The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

                                                                          -----
                                                                          21

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding  apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

-----
   22

Background Information

INVESTMENT TEAM LEADERS
------------------------------
PORTFOLIO MANAGERS
------------------------------
    Colleen Denzler
------------------------------
    Denise Tabacco
------------------------------

INVESTMENT PHILOSOPHY  AND POLICIES

American Century offers 28 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

CAPITAL PRESERVATION seeks to provide interest income exempt from state taxes while maintaining a stable share price by investing in U.S. Treasury money market securities.

GOVERNMENT AGENCY MONEY MARKET seeks to provide interest income exempt from state taxes while maintaining a stable share price by investing in U.S.
government money market securities.

An investment in the funds is neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.

COMPARATIVE INDEX

The following index is used in the report for fund performance comparisons. It is not an investment product available for purchase.

The 90-DAY TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank.

LIPPER RANKINGS

LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

The Lipper categories for the U.S. Treasury and government money market funds are:

U.S. TREASURY MONEY MARKET FUNDS (Capital Preservation) -- funds with dollar-weighted average maturities of less than 90 days that intend to maintain a stable net asset value and that invest principally in U.S. Treasury obligations.

U.S. GOVERNMENT MONEY MARKET FUNDS (Government Agency Money Market) -- funds with dollar-weighted average maturities of less than 90 days that intend to maintain a stable net asset value and that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

                                                                    (continued)

                                                                          -----
                                                                          23

Glossary

AVERAGE ANNUAL RETURNS--the annually compounded returns that would have produced a fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the fund's "Financial Highlights."

DOLLAR ROLLS--short-term debt agreements in which a fund buys a security and agrees to sell it back at a specific price and date (usually within seven days).

EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to
Financial Statements.)

FLOATING-RATE AGENCY NOTES (FLOATERS)--debt securities issued by U.S. government agencies (such as the Federal Home Loan Bank) whose interest rates change when a designated base rate changes. The base rate is often the federal funds rate, the
90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR).

TOTAL RETURN--the overall percentage change in the value of a hypothetical investment in the fund, assuming  that all of the fund's distributions  are reinvested.

U.S. GOVERNMENT AGENCY DISCOUNT NOTES--short-term debt securities issued by U.S.
government agencies (such as the Federal Home Loan Bank). These notes are issued at a discount and achieve full value at maturity (typically one year or less).

U.S. GOVERNMENT AGENCY NOTES--intermediate-term debt securities issued by U.S.
government agencies (such as the Federal Home Loan Bank). These notes are issued with maturities ranging from three months to 30 years, but the funds only invest in those with remaining maturities of 397 days or less.

U.S. TREASURY BILLS (T-BILLS)--short-term debt securities issued by the U.S.
Treasury and backed by the direct "full faith and credit" pledge of the U.S.
government. T-bills are issued with maturities ranging from three months to one year.

U.S. TREASURY NOTES (T-NOTES)--intermediate-term debt securities issued by the
U.S. Treasury and backed by the direct "full faith and credit" pledge of the
U.S. government. T-notes are issued with maturities ranging from two to 10 years, but the funds only invest in those with remaining maturities of 397 days or less.

WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a  fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the
WAM, the greater the portfolio's interest rate sensitivity.

                                                                    (continued)

-----
   24

Glossary

YIELD (7-DAY CURRENT)--calculated based on the income generated by an investment in the fund over a seven-day period expressed as an annual percentage rate.

YIELD (7-DAY EFFECTIVE)--calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing  to ensure its objectives, policies, and risk potential are consistent with  your needs.

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad classifications:

MONEY MARKET FUNDS--designed to provide preservation of capital with low risk.
Invest in high-quality, short-term debt securities issued by governments, banks, and corporations.

BOND FUNDS--designed to provide income with relative stability. Invest in bonds and other debt securities issued by governments and their agencies (federal, foreign, and state), corporations, and financial institutions.

BALANCED FUNDS--designed to provide both growth and income by investing in a mix of securities held by stock funds, bond funds, and money market funds.

STOCK FUNDS--designed to provide opportunities for long-term capital appreciation through investments in equity securities of domestic and international companies.

RISK

The classification of funds by risk  category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE--these funds generally provide lower return potential  with either low or minimal price-fluctuation risk.

MODERATE--these funds generally  provide moderate return potential  with moderate price-fluctuation risk.

AGGRESSIVE--these funds generally provide high return potential with correspondingly high price-fluctuation risk.

                                                                    (continued)

                                                                          -----
                                                                          25

Glossary

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES--breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS--shows how the fund's net assets changed  during the reporting period as a result of the fund's operations. In other words, it shows how much money  the fund made or lost as a result of  dividend and/or interest income, fees and expenses, and investment gains or losses.

STATEMENT OF CHANGES IN NET ASSETS--shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of
Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS--itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as  a percentage of average net assets),  and portfolio turnover (a gauge of the fund's trading activity).

-----
   26

[inside back cover]

-------------------------------------------------------------------------------
                            AMERICAN CENTURY FUNDS
-------------------------------------------------------------------------------
                                  STOCK FUNDS
-------------------------------------------------------------------------------
MODERATE RISK

   VALUE
-------------------------------------------------------------------------------
   Value(+)
   Equity Income
   Large Company Value(+)
   Capital Value
   Income & Growth

   BLEND
-------------------------------------------------------------------------------
   Equity Growth
   Equity Index

   SPECIALTY
-------------------------------------------------------------------------------
   Real Estate
   Utilities

AGGRESSIVE RISK

   GROWTH
-------------------------------------------------------------------------------
   Select(+)
   Ultra(reg.sm)
   Growth
   Heritage
   Vista
   Veedot(reg.sm)
   New Opportunities
   New Opportunities II(+)
   Giftrust(reg.sm)

   VALUE
-------------------------------------------------------------------------------
   Small Cap Value**

   BLEND
-------------------------------------------------------------------------------
   Small Company

   INTERNATIONAL
-------------------------------------------------------------------------------
   International Growth(+)
   Global Growth
   Emerging Markets
   International Discovery**
   International Opportunities

   SPECIALTY
-------------------------------------------------------------------------------
   Technology
   Life Sciences
   Global Natural Resources**
   Global Gold
-------------------------------------------------------------------------------
                           ASSET ALLOCATION/BALANCED FUNDS
-------------------------------------------------------------------------------
MODERATE RISK

   Balanced
   Strategic Allocation: Conservative
   Strategic Allocation: Moderate
   Strategic Allocation: Aggressive
-------------------------------------------------------------------------------
                                      BOND FUNDS
-------------------------------------------------------------------------------
CONSERVATIVE RISK

   TAXABLE
-------------------------------------------------------------------------------
   Short-Term Government
   Ginnie Mae
   Target 2005*

   TAX-FREE
-------------------------------------------------------------------------------
   CA Limited-Term Tax-Free

MODERATE RISK

   TAXABLE
-------------------------------------------------------------------------------
   Government Bond
   Diversified Bond(+)
   Inflation-Adjusted Bond
   Target 2010*
   Target 2015*

   TAX-FREE
-------------------------------------------------------------------------------
   CA Long-Term Tax-Free
   CA Intermediate-Term Tax-Free
   Tax-Free Bond
   AZ Municipal Bond
   FL Municipal Bond

AGGRESSIVE RISK

   TAXABLE
-------------------------------------------------------------------------------
   High-Yield(+)
   International Bond
   Target 2020*
   Target 2025*
   Target 2030*

   TAX-FREE
-------------------------------------------------------------------------------
   CA High-Yield Municipal(+)
   High-Yield Municipal(+)
-------------------------------------------------------------------------------
                                 MONEY MARKET FUNDS
-------------------------------------------------------------------------------
CONSERVATIVE RISK

   TAXABLE
-------------------------------------------------------------------------------
   Capital Preservation
   Government Agency Money Market
   Prime Money Market
   Premium Money Market

   TAX-FREE
-------------------------------------------------------------------------------
   FL Municipal Money Market
   CA Tax-Free Money Market
   Tax-Free Money Market
-------------------------------------------------------------------------------

The investment objective may be based on the fund's objective, as stated in its prospectus, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs. For a definition of fund classifications, see the Glossary.

*   While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in
    December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**  These funds are closed to new investors.

(+) As of January 30, 2003, this fund is closed to new direct investors.
    Investors who established accounts prior to the closing date may continue to invest in their accounts. New investors may purchase shares in this fund only through a financial intermediary.

Please call 1-800-345-2021 for a prospectus, which contains important information including charges and expenses. You should read the prospectus carefully before you invest or send money.

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
                                                                  COMPANIES

0305                                  American Century Investment Services, Inc.
SH-ANN-34052S                      (c)2003 American Century Services Corporation

[front cover]

March 31, 2003

American Century
Annual Report

[photo]

Ginnie Mae
Government Bond
Inflation-Adjusted Bond
Short-Term Government

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS
CLASSIFIED BY CATEGORY AND RISK.

Our Message to You

[photo]
James E. Stowers III with James E. Stowers, Jr.

For the third straight year, concerns about economic conditions and corporate growth plagued domestic stocks and favored government bonds. The result was a strong performance by American Century's U.S. government bond funds--including
Ginnie Mae, Government Bond, Inflation-Adjusted Bond, and Short-Term
Government--for the fiscal year ended March 31, 2003.

The slowing economy and falling interest rates were major factors. Annualized
U.S. economic growth slowed from 4% in the third quarter of 2002 to just 1.4% in the fourth quarter and 1.6% (according to initial government estimates) in the first quarter of 2003.

In an effort to boost growth and offset any stagnation caused by the war with
Iraq, the Federal Reserve cut its overnight interest rate target to just 1.25%
on November 6. Government bond yields and mortgage interest rates fell too--the
10-year Treasury note yield dropped from 5.4% at the start of the fiscal year to just 3.8% at the end, while the average interest rate for most 30-year mortgages dipped to just 5.6% in March.

Another dominant factor was "Operation Iraqi Freedom" and the events leading up to it, which caused energy prices to skyrocket and tempered growth expectations for the period. More importantly, the war had a deep emotional impact on many of
us. We wish to thank the military personnel--including some of our American
Century associates--who served recently with the coalition forces.

We also want to remind investors that while times like these can create anxious moments, the U.S., its financial markets, and economic system have demonstrated remarkable resilience through the years. Therefore, we remain long-term optimists and advise investors to maintain their investment plans, despite the uncertainties.

We're working hard to serve you in this challenging financial environment.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III

James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

Table of Contents

GINNIE MAE

GOVERNMENT BOND

INFLATION-ADJUSTED BOND

SHORT-TERM GOVERNMENT

FINANCIAL STATEMENTS

OTHER INFORMATION

Ginnie Mae - Performance

TOTAL RETURNS AS OF MARCH 31, 2003
--------------------------------------------------------------------------------
                                                                 SALOMON 30-YEAR
                                                   GINNIE MAE      GNMA INDEX
--------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 9/23/85)
--------------------------------------------------------------------------------
   6 months(1)                                       1.98%           2.20%
--------------------------------------------------------------------------------
   1 Year                                            8.03%           8.42%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                                           8.35%           8.95%
--------------------------------------------------------------------------------
   5 Years                                           6.52%           7.19%
--------------------------------------------------------------------------------
   10 Years                                          6.53%           7.10%
--------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 10/9/97)
--------------------------------------------------------------------------------
   6 months(1)                                       1.85%           2.20%
--------------------------------------------------------------------------------
   1 Year                                            7.76%           8.42%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                                           8.08%           8.95%
--------------------------------------------------------------------------------
   5 Years                                           6.25%           7.19%
--------------------------------------------------------------------------------
   Life of Class                                     6.32%           7.26%(2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                     GINNIE MAE    GINNIE MAE    SALOMON 30-YEAR
                                     (NO CDSC*)   (WITH CDSC*)     GNMA INDEX
--------------------------------------------------------------------------------
C CLASS (INCEPTION 6/15/01)
--------------------------------------------------------------------------------
   6 months(1)                         1.60%         0.86%           2.20%
--------------------------------------------------------------------------------
   1 Year                              7.23%         7.23%           8.42%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   Life of Class                       5.94%         5.94%           7.86%(3)
--------------------------------------------------------------------------------

*CDSC stands for "contingent deferred sales charge." Ginnie Mae's CDSC is charged to investors if they redeem C Class shares within 12 months of purchase. The SEC requires that mutual funds provide performance information net of the CDSC in all cases where the charge could be applied. Returns "with
 CDSC" Reflect the deduction of the applicable CDSC imposed on shares redeemed within the reporting period.

(1)  Returns for periods less than one year are not annualized.

(2)  Since 9/30/97, the date nearest the class's inception for which data are available.

(3)  Since 6/30/01, the date nearest the class's inception for which data are available.

See pages 51-57 for information about share classes, returns, and the comparative index.

                                                                    (continued)

                                                                          -----
                                                                          1

Ginnie Mae - Performance

GROWTH OF $10,000 OVER 10 YEARS
$10,000 investment made March 31, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended March 31
------------------------------------------------------------------------------------------------------------------------
                      1994      1995       1996      1997       1998      1999      2000      2001       2002     2003
------------------------------------------------------------------------------------------------------------------------
Ginnie Mae            1.30%     5.53%     10.08%     5.87%     10.21%     5.66%     2.01%     11.70%    5.43%     8.03%
------------------------------------------------------------------------------------------------------------------------
Salomon 30-Year
GNMA Index            1.41%     6.19%     10.86%     5.97%     10.87%     6.29%     2.95%     11.93%    6.57%     8.42%
------------------------------------------------------------------------------------------------------------------------

The charts on the performance pages give historical return data for Ginnie Mae.
Returns for the Salomon 30-Year GNMA Index are provided for comparison. Ginnie
Mae's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares;
performance for other classes will vary due to differences in fee structures
(see the Total Returns chart on the previous page). Past performance does not guarantee future results. None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Ginnie Mae - Portfolio Commentary

By Casey Colton, senior portfolio manager

PERFORMANCE SUMMARY

Ginnie Mae produced a solid return for the fiscal year ended March 31, 2003, thanks to its combination of high  credit quality and attractive yields.  (See pages 1 and 2 for detailed performance information.)*

ECONOMIC & MARKET REVIEW

The economy hit a soft spot, growing at a 1.4% annual rate in the fourth quarter of 2002 and a 1.6% annual rate in the first quarter of 2003. Throw in another dismal year for U.S. stocks and the uncertainty caused by the war with Iraq, and investors were clamoring for the perceived safety of high-quality bonds. As a result, the yield on the benchmark 10-year Treasury note went from 5.4% to 3.8%, briefly touching a 45-year low of 3.56% in mid-March.

One unqualified bright spot for the economy was the housing market, where record-low mortgage rates kept home purchase and loan refinancing activity on fire. The Mortgage Bankers' Association Refinance Index soared from around 1200 to a record high above 9000 in March.

Though low mortgage rates are a boon to homeowners, they're not such good news for investors in mortgage-backed bonds. Heavy prepayments limit returns for mortgage-backed investors, who get their money back sooner than expected to reinvest at the new, lower rate.

Nevertheless, yields on mortgage-backed securities remained very attractive relative to the income paid by Treasury bonds. For example, at the end of March, the portfolio's effective yield was comparable with that of even long-term
Treasury bonds, but with significantly less price volatility.

ADR, ANOTHER WAY TO  REPORT YIELD

American Century recently began reporting annualized distribution rates (ADRs)
on its dividend-paying funds (see the yield table at left). Though new to us, the fund industry has used ADRs for years. ADRs are easier to calculate and explain to investors than other yields--they're based on fund distributions as opposed to investment income (see the Glossary for more details).

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 3/31/03
-------------------------------------------------------------------------------
Net Assets                                         $2.2 billion
-------------------------------------------------------------------------------
                                           3/31/03               3/31/02
-------------------------------------------------------------------------------
Average Duration                           2.3 yrs               4.4 yrs
-------------------------------------------------------------------------------
Average Life                               2.7 yrs               6.3 yrs
-------------------------------------------------------------------------------
Expense Ratio (for
Investor Class)                             0.59%                 0.59%
-------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2003
-------------------------------------------------------------------------------
   30-DAY SEC YIELD
-------------------------------------------------------------------------------
Investor Class                                         3.90%
-------------------------------------------------------------------------------
Advisor Class                                          3.65%
-------------------------------------------------------------------------------
C Class                                                3.16%
-------------------------------------------------------------------------------
   ANNUALIZED DISTRIBUTION RATE (ADR)
-------------------------------------------------------------------------------
Investor Class                                         4.63%
-------------------------------------------------------------------------------
Advisor Class                                          4.38%
-------------------------------------------------------------------------------
C Class                                                3.87%
-------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

Investment terms are defined in the Glossary.                       (continued)

                                                                          -----
                                                                          3

Ginnie Mae - Portfolio Commentary

PORTFOLIO STRATEGY

Interest rate volatility is undesirable for mortgage-backed securities, and we saw a tremendous amount of it in the last half of the fiscal year. As a result, we've been working hard to try to limit share price volatility by protecting against prepayments when rates fall and duration extension when rates rise.

For example, we continued to try to reduce our exposure to prepayments by holding mortgages we believe are less likely to be refinanced. In recent months, that meant underweighting mortgage-backed securities with coupons above 7% and overweighting securities with coupons of 6.5% or less.

Another strategy we used to limit the effects of interest rate volatility on the portfolio was to hold a small slice of assets in securities other than mortgages. For example, at the end of  March we had about 11% of assets in short-term Treasury inflation-indexed securities (TIIS). These securities reduced Ginnie Mae's exposure to prepayments and should hold up relatively well if rates rise, especially if yields jump because of an increase in inflation.

We preferred to use TIIS--whose dividend payouts change with the inflation rate--rather than conventional Treasurys because TIIS yields were relatively attractive. A big increase in prices for oil, gas, and other commodities and essential services caused a moderate rise in inflation over the course of the fiscal year.

OUTLOOK

At the risk of repeating ourselves to regular readers of Ginnie Mae reports, shareholders should understand that interest rates are eventually likely to rise. Higher rates would mean lower prices for bonds and a likely end to bonds'
three-year winning streak over stocks.

However, we should point out that we don't expect rates to shoot straight up from here because the outlook for stocks and the economy is lackluster. In an environment where interest rates increase gradually, we expect higher-yielding securities such as mortgages to hold up better than Treasurys because those bigger dividend payments help support total return.

As always, we'll work hard to try to limit the portfolio's exposure to interest rates changes by managing the portfolio's composition, as well as structure and exposure to different pools of mortgages.

TYPES OF INVESTMENTS IN THE PORTFOLIO
-------------------------------------------------------------------------------
                                                 % OF NET ASSETS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/03               9/30/02
-------------------------------------------------------------------------------
GNMAs                                       86.6%                 96.4%
-------------------------------------------------------------------------------
U.S. Treasury Securities                    12.8%                   --
-------------------------------------------------------------------------------
U.S. Government
Agency Securities                            1.1%                   --
-------------------------------------------------------------------------------
Temporary Cash
Investments                                 17.4%                 17.0%
-------------------------------------------------------------------------------
Other Assets (Liabilities)                (17.9)%               (13.4)%
-------------------------------------------------------------------------------

Investment terms are defined in the Glossary.

-----

Ginnie Mae - Schedule of Investments

MARCH 31, 2003

Principal Amount                                                        Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 73.5%

      $100,000,000   GNMA, 5.50%, settlement
                     date 5/21/03(2)                             $  102,281,201
--------------------------------------------------------------------------------
       150,000,000   GNMA, 5.50%, settlement
                     date 6/19/03(2)                                152,859,301
--------------------------------------------------------------------------------
        82,577,565   GNMA, 6.00%, 7/20/16
                     to 11/15/32                                     86,361,781
--------------------------------------------------------------------------------
       120,000,000   GNMA, 6.50%, settlement
                     date 4/23/03(2)                                126,000,000
--------------------------------------------------------------------------------
       745,348,831   GNMA, 6.50%, 6/15/23
                     to 10/15/32                                    784,202,636
--------------------------------------------------------------------------------
       402,009,490   GNMA, 7.00%, 9/15/08
                     to 5/15/32                                     426,999,703
--------------------------------------------------------------------------------
         1,911,594   GNMA, 7.25%, 9/15/22
                     to 12/20/25                                      2,047,718
--------------------------------------------------------------------------------
       107,291,733   GNMA, 7.50%, 1/15/06
                     to 2/20/31                                     115,031,516
--------------------------------------------------------------------------------
           899,289   GNMA, 7.65%, 6/15/16
                     to 4/15/17                                         983,537
--------------------------------------------------------------------------------
         1,378,195   GNMA, 7.75%, 9/20/17
                     to 8/20/25                                       1,504,205
--------------------------------------------------------------------------------
         1,585,124   GNMA, 7.77%, 4/15/20
                     to 1/15/21                                       1,736,703
--------------------------------------------------------------------------------
           875,297   GNMA, 7.85%, 11/20/20
                     to 10/20/22                                        951,314
--------------------------------------------------------------------------------
           248,150   GNMA, 7.89%, 9/20/22                               269,807
--------------------------------------------------------------------------------
         1,072,266   GNMA, 7.98%, 6/15/19
                     to 6/15/19                                       1,179,796
--------------------------------------------------------------------------------
        28,842,424   GNMA, 8.00%, 6/15/06
                     to 7/20/30                                      31,411,044
--------------------------------------------------------------------------------
           314,853   GNMA, 8.15%, 1/15/20
                     to 2/15/21                                         346,109
--------------------------------------------------------------------------------
         5,046,070   GNMA, 8.25%, 4/15/06
                     to 5/15/27                                       5,529,219
--------------------------------------------------------------------------------
         1,530,167   GNMA, 8.35%, 1/15/19
                     to 12/15/20                                      1,688,961
--------------------------------------------------------------------------------
        19,520,880   GNMA, 8.50%, 12/15/04
                     to 5/15/31                                      21,411,105
--------------------------------------------------------------------------------
         2,170,170   GNMA, 8.75%, 2/15/16
                     to 7/15/27                                       2,403,224
--------------------------------------------------------------------------------
        11,103,612   GNMA, 9.00%, 11/15/04
                     to 3/15/25                                      12,311,406
--------------------------------------------------------------------------------
         1,813,036   GNMA, 9.25%, 5/15/16
                     to 8/15/26                                       2,031,786
--------------------------------------------------------------------------------
         4,291,857   GNMA, 9.50%, 6/15/09
                     to 7/20/25                                       4,823,845
--------------------------------------------------------------------------------
           854,122   GNMA, 9.75%, 6/15/05
                     to 11/20/21                                        950,390
--------------------------------------------------------------------------------
         1,037,486   GNMA, 10.00%, 11/15/09
                     to 1/20/22                                       1,192,033
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $    338,994   GNMA, 10.25%, 5/15/12
                     to 10/15/19                                 $      382,840
--------------------------------------------------------------------------------
           329,412   GNMA, 10.50%, 12/20/13
                     to 3/15/21                                         383,627
--------------------------------------------------------------------------------
            94,855   GNMA, 10.75%, 12/15/09
                     to 7/15/19                                         108,764
--------------------------------------------------------------------------------
           603,841   GNMA, 11.00%, 12/15/09
                     to 6/15/20                                         698,410
--------------------------------------------------------------------------------
             5,751   GNMA, 11.25%, 2/20/16                                6,707
--------------------------------------------------------------------------------
           139,629   GNMA, 11.50%, 7/15/10
                     to 8/20/19                                         163,580
--------------------------------------------------------------------------------
            63,503   GNMA, 12.00%, 10/15/10
                     to 1/15/13                                          74,264
--------------------------------------------------------------------------------
            22,235   GNMA, 12.25%, 2/15/14
                     to 5/15/15                                          26,385
--------------------------------------------------------------------------------
           197,925   GNMA, 12.50%, 5/15/10
                     to 5/15/15                                         233,378
--------------------------------------------------------------------------------
           388,742   GNMA, 13.00%, 1/15/11
                     to 8/15/15                                         467,308
--------------------------------------------------------------------------------
           149,297   GNMA, 13.50%, 5/15/10
                     to 11/15/14                                        180,284
--------------------------------------------------------------------------------
            10,021   GNMA, 13.75%, 8/15/14                               12,211
--------------------------------------------------------------------------------
            11,963   GNMA, 14.00%, 6/15/11
                     to 10/15/12                                         14,573
--------------------------------------------------------------------------------
            83,207   GNMA, 14.50%, 10/15/12
                     to 12/15/12                                        102,516
--------------------------------------------------------------------------------
           154,721   GNMA, 15.00%, 6/15/11
                     to 10/15/12                                        191,860
--------------------------------------------------------------------------------
            40,046   GNMA, 16.00%, 10/15/11
                     to 3/15/12                                          50,467
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $1,832,919,919)                                             1,889,605,514
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 10.8%

       195,738,276   U.S. Treasury Inflation
                     Indexed Notes, 3.375%,
                     1/15/07(3)                                     215,434,636
--------------------------------------------------------------------------------
        56,227,000   U.S. Treasury Inflation
                     Indexed Notes, 3.625%,
                     1/15/08                                         62,947,926
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $278,766,843)                                                 278,382,562
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 0.9%

        22,130,924   TVA Inflation Indexed Notes,
                     3.375%, 1/15/07                                 24,018,692
(Cost $24,065,618)
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          5

Ginnie Mae - Schedule of Investments

MARCH 31, 2003

Principal Amount                                                        Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 14.8%

     $  20,412,000   FHLB Discount Notes,
                     0.96%, 4/1/03(4)                            $   20,412,000
--------------------------------------------------------------------------------
       113,000,000   FHLMC Discount Notes,
                     1.30%, 4/1/03(4)                               113,000,000
--------------------------------------------------------------------------------
       225,000,000   FNMA Discount Notes,
                     1.30%, 4/1/03(3)(4)                            225,000,000
--------------------------------------------------------------------------------
Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a joint
trading account at 1.20%, dated 3/31/03,
due 4/1/03 (Delivery value $21,346,712)                              21,346,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $379,758,000)                                                 379,758,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $2,515,510,380)                                            $2,571,764,768
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

For financial reporting purposes, the percentages reflected within the schedule of investments are calculated based on a percentage of total investments. The percentages may be calculated as a percentage of net assets for other purposes.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

TVA = Tennessee Valley Authority

(1)  Final maturity indicated, unless otherwise noted. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(2)  Forward Commitment.

(3)  Security, or a portion thereof, has been segregated for Forward
     Commitments.

(4)  The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

-----

Government Bond - Performance

TOTAL RETURNS AS OF MARCH 31, 2003
----------------------------------------------------------------------------------------
                                                        SALOMON            SALOMON
                                    GOVERNMENT         TREASURY/          LONG-TERM
                                       BOND        MORTGAGE INDEX(2)   TREASURY INDEX(2)
----------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 5/16/80)
----------------------------------------------------------------------------------------
   6 months(1)                         1.76%             2.06%               1.37%
----------------------------------------------------------------------------------------
   1 Year                             13.17%            11.06%              20.45%
----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------
   3 Years                             9.68%             9.54%              11.17%
----------------------------------------------------------------------------------------
   5 Years                             7.28%             7.46%               8.67%
----------------------------------------------------------------------------------------
   10 Years                            6.50%             7.15%               8.84%
----------------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 10/9/97)
----------------------------------------------------------------------------------------
   6 months(1)                         1.63%             2.06%               1.37%
----------------------------------------------------------------------------------------
   1 Year                             12.89%            11.06%              20.45%
----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------
   3 Years                             9.40%             9.54%              11.17%
----------------------------------------------------------------------------------------
   5 Years                             7.01%             7.46%               8.67%
----------------------------------------------------------------------------------------
   Life of Class                       7.13%             7.64%(3)            9.39%(3)
----------------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  When Government Bond merged with the Treasury fund in September 2002, the fund's benchmark was changed from the Salomon Long-Term Treasury Index to the Salomon Treasury/Mortgage Index to better reflect the fund's broader investment mandate. (For more information on the fund merger, see Note 7 on page 35.)

(3)  Since 9/30/97, the date nearest the class's inception for which data are available.

See pages 51-57 for information about share classes, returns, and the comparative index.

                                                                    (continued)

                                                                          -----
                                                                          7

Government Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS
$10,000 investment made March 31, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended March 31
-------------------------------------------------------------------------------------------------------------------
                       1994     1995      1996      1997      1998     1999      2000      2001    2002     2003
-------------------------------------------------------------------------------------------------------------------
Government Bond        1.84%    3.54%     8.42%     4.05%    11.04%    6.09%     1.51%    13.17%   3.01%    13.17%
-------------------------------------------------------------------------------------------------------------------
Salomon Treasury/
Mortgage Index         2.40%    4.93%    10.53%     4.90%    11.73%    6.57%     2.31%    12.53%   5.17%    11.06%
-------------------------------------------------------------------------------------------------------------------
Salomon Long-Term
Treasury Index         3.35%    4.67%    14.73%     2.84%    20.63%    7.09%     3.00%    12.82%   1.10%    20.45%
-------------------------------------------------------------------------------------------------------------------

The charts on the performance pages give historical return data for Government
Bond. Returns for the Salomon Treasury/Mortgage Index and Long-Term Treasury
Index are provided for comparison. Government Bond's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns chart on the previous page). Past performance does not guarantee future results. None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Government Bond - Portfolio Commentary

By Bob Gahagan, portfolio manager

PERFORMANCE SUMMARY

Government Bond posted a double-digit gain for the fiscal year ended March 31,
2003, reflecting the strong performance of the U.S. bond market. The fund also bested the Salomon Treasury/Mortgage Index and the average return of other intermediate U.S. government funds, according to Lipper Inc.* (See pages 7 and 8 for additional performance information.)

ADR, ANOTHER WAY TO REPORT YIELD

American Century recently began reporting annualized distribution rates (ADRs)
on its dividend-paying funds (see the yield table below). Though new to us, the fund industry has used ADRs for years. ADRs are easier to calculate and explain to investors than other yields--they're based on fund distributions as opposed to investment income (see the Glossary for more details).

ECONOMIC & MARKET REVIEW

Government bonds produced healthy returns during the fiscal year, thanks to a sluggish economic environment and a "flight to quality." The economy slowed sharply in mid-2002 and remained on shaky footing through the end of the period.
By November, economic conditions were weak enough to convince the Federal
Reserve to cut interest rates, lowering its short-term rate target to a 40-year low of 1.25%. It was the Fed's 12th rate cut since the beginning of 2001.

In addition to the soft economy, the Fed cited greater uncertainty as a reason for its latest rate cut. There were many uncertain factors that investors grew concerned about over the past year--the timing of an economic recovery, the pervasiveness of corporate accounting scandals, the deterioration of profit growth, volatility in the stock market, and the war with Iraq. In this uncertain environment, investors looked to the bond market--and especially high-quality securities, such as government bonds--as a comparatively safe harbor.

Treasury bonds were the best performers among government bonds. Considered the safest fixed-income securities, Treasury bonds benefited the most from investors' flight to quality. Treasury yields fell to their lowest levels since the late 1950s--the 10-year Treasury bond posted a total return of more than 18%
as its yield fell from 5.4% to 3.8%, briefly touching a 45-year low of 3.56% in mid-March.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 3/31/03
-------------------------------------------------------------------------------
Net Assets                                        $634.9 million
-------------------------------------------------------------------------------
                                           3/31/03               3/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                   3.4 yrs               6.0 yrs
-------------------------------------------------------------------------------
Average Duration                           3.3 yrs               5.0 yrs
-------------------------------------------------------------------------------
Expense Ratio (for
Investor Class)                             0.51%                 0.51%
-------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2003
-------------------------------------------------------------------------------
   30-DAY SEC YIELD
-------------------------------------------------------------------------------
Investor Class                                         2.39%
-------------------------------------------------------------------------------
Advisor Class                                          2.14%
-------------------------------------------------------------------------------
   ANNUALIZED DISTRIBUTION RATE (ADR)
-------------------------------------------------------------------------------
Investor Class                                         3.15%
-------------------------------------------------------------------------------
Advisor Class                                          2.89%
-------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

Investment terms are defined in the Glossary.                       (continued)

                                                                          -----
                                                                          9

Government Bond - Portfolio Commentary

With Treasury yields at extremely low levels, investors were attracted to the slightly higher yields of government agency securities, which ultimately outperformed Treasury bonds during the latter half of the period.

Mortgage-backed securities lagged other types of government bonds, although they, too, outperformed Treasurys over the last six months. Record-low mortgage rates sparked several waves of mortgage refinancing, which shortened the life of many mortgage-backed securities and removed most higher-yielding mortgages from the market.

PORTFOLIO STRATEGY

The Government Bond fund was well positioned to benefit from market conditions during the fiscal year. We maintained a relatively long portfolio duration for the first half of the period, which amplified the fund's price gains as bond yields fell. Toward the end of the period, we shifted back to a more neutral duration in anticipation of rising yields.

We also invested approximately 60%  of Government Bond's portfolio in Treasury bonds throughout the year. From time to time, the fund's Treasury holdings included some inflation-indexed securities, which outperformed ordinary Treasury securities because of strong demand for inflation-sensitive investments.

The remainder of the portfolio was invested in a combination of government agency and mortgage-backed securities. During the first half of the period, we focused on agency bonds, especially when their yields spiked higher and their prices fell in late summer. More recently, as agency bond prices rose, we sold nearly all of our holdings and purchased mortgage-backed securities. We emphasized new mortgages, which are unlikely to be refinanced anytime soon, and collateralized mortgage obligations, which have more predictable cash flows and tend to hold their value better when interest rates rise.

OUTLOOK

With the war in Iraq largely over, some of the uncertainty in the financial markets has eased, and the focus is now on the domestic economy. We expect interest rates to rise gradually  if economic conditions improve in the second half of 2003. We have taken steps to position the portfolio more conservatively, and we anticipate continuing in this direction in the coming months.

TYPES OF INVESTMENTS IN THE PORTFOLIO
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/03               9/30/02
-------------------------------------------------------------------------------
U.S. Treasury Securities                    52.8%                 57.4%
-------------------------------------------------------------------------------
Collateralized Mortgage
Obligations                                 18.2%                   --
-------------------------------------------------------------------------------
Mortgage-Backed
Securities                                  16.3%                  9.3%
-------------------------------------------------------------------------------
U.S. Government
Agency Securities                            2.4%                 27.9%
-------------------------------------------------------------------------------
Temporary Cash
Investments                                 10.3%                  5.4%
-------------------------------------------------------------------------------

Investment terms are defined in the Glossary.

-----

Government Bond -  Schedule of Investments

MARCH 31, 2003

Principal Amount                                                        Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 52.8%

       $21,000,000   U.S. Treasury Bonds,
                     9.375%, 2/15/06                               $ 25,372,284
--------------------------------------------------------------------------------
        20,200,000   U.S. Treasury Bonds,
                     11.25%, 2/15/15                                 33,640,898
--------------------------------------------------------------------------------
         4,800,000   U.S. Treasury Bonds,
                     10.625%, 8/15/15                                 7,763,626
--------------------------------------------------------------------------------
        33,253,720   U.S. Treasury Inflation Indexed
                     Notes, 3.375%, 1/15/07                          36,599,909
--------------------------------------------------------------------------------
        15,156,300   U.S. Treasury Inflation Indexed
                     Notes, 3.00%, 7/15/12                           16,496,693
--------------------------------------------------------------------------------
        18,000,000   U.S. Treasury Notes, 7.50%,
                     2/15/05                                         20,012,346
--------------------------------------------------------------------------------
        15,500,000   U.S. Treasury Notes, 1.50%,
                     2/28/05                                         15,510,912
--------------------------------------------------------------------------------
        40,000,000   U.S. Treasury Notes, 6.75%,
                     5/15/05(1)                                      44,320,324
--------------------------------------------------------------------------------
        24,800,000   U.S. Treasury Notes, 6.50%,
                     8/15/05                                         27,593,894
--------------------------------------------------------------------------------
        20,000,000   U.S. Treasury Notes, 4.625%,
                     5/15/06                                         21,559,380
--------------------------------------------------------------------------------
        17,000,000   U.S. Treasury Notes, 7.00%,
                     7/15/06                                         19,607,783
--------------------------------------------------------------------------------
        24,000,000   U.S. Treasury Notes, 6.50%,
                     10/15/06                                        27,453,768
--------------------------------------------------------------------------------
        25,500,000   U.S. Treasury Notes, 3.50%,
                     11/15/06                                        26,581,761
--------------------------------------------------------------------------------
         6,000,000   U.S. Treasury Notes, 4.375%,
                     5/15/07                                          6,444,612
--------------------------------------------------------------------------------
        25,000,000   U.S. Treasury Notes, 10.375%,
                     11/15/07                                        33,251,000
--------------------------------------------------------------------------------
         7,700,000   U.S. Treasury Notes, 5.625%,
                     5/15/08                                          8,716,947
--------------------------------------------------------------------------------
        11,000,000   U.S. Treasury Notes, 4.75%,
                     11/15/08                                        11,991,727
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $365,955,409)                                                 382,917,864
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS(2) -- 18.2%

        19,751,676   FHLMC, Class A SEQ, 5.50%,
                     6/15/30                                         20,546,859
--------------------------------------------------------------------------------
         9,925,265   FHLMC, Class HA, 4.50%,
                     4/15/32                                         10,237,097
--------------------------------------------------------------------------------
         9,960,190   FHLMC, Series 2574,
                     Class JM SEQ, 5.00%,
                     12/15/22                                        10,376,028
--------------------------------------------------------------------------------
         5,000,000   FHLMC, Series 2498,
                     Class PA, 5.50%, 1/15/09                         5,086,565
--------------------------------------------------------------------------------
        10,000,000   FNMA, Series 2002-18,
                     Class PB, 5.50%, 9/25/13                        10,376,860
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $14,553,988   FNMA, Series 2002-87,
                     Class AM SEQ, 5.50%,
                     6/25/31                                       $ 15,066,594
--------------------------------------------------------------------------------
        10,000,000   FNMA, Series 2002-91,
                     Class LK SEQ, 4.50%,
                     6/25/22                                         10,266,480
--------------------------------------------------------------------------------
        14,765,174   FNMA, Series 2002-97,
                     Class EL SEQ, 5.00%,
                     7/25/22                                         15,347,823
--------------------------------------------------------------------------------
         9,918,393   FNMA, Series 2003-1,
                     Class A SEQ, 5.50%,
                     8/25/30                                         10,344,963
--------------------------------------------------------------------------------
         9,865,287   FNMA, Series 2003-3,
                     Class HA SEQ, 5.00%,
                     9/25/16                                         10,314,187
--------------------------------------------------------------------------------
         5,000,000   FNMA, Series 2003-9,
                     Class BC SEQ, 5.00%,
                     2/25/22                                          5,195,685
--------------------------------------------------------------------------------
         8,584,651   GNMA, Series 2002-48,
                     Class CH SEQ, 6.50%,
                     4/20/31                                          8,849,590
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
COLLATERALIZED MORTGAGE  OBLIGATIONS
(Cost $129,717,167)                                                 132,008,731
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(2) -- 16.3%

        20,000,000   FHLMC, 5.00%, settlement
                     date 5/19/03(3)                                 20,500,000
--------------------------------------------------------------------------------
        35,000,000   FNMA, 5.00%, settlement
                     date 4/21/03(3)                                 35,951,580
--------------------------------------------------------------------------------
        20,000,000   FNMA, 5.00%, settlement
                     date 5/19/03(3)                                 20,468,760
--------------------------------------------------------------------------------
         6,453,364   FNMA, 6.00%, 2/1/32                              6,701,011
--------------------------------------------------------------------------------
         6,701,748   FNMA, 6.50%, 3/1/32                              6,998,066
--------------------------------------------------------------------------------
         6,825,220   FNMA, 7.00%, 6/1/32                              7,199,638
--------------------------------------------------------------------------------
        20,000,000   FNMA, 5.50%, settlement
                     date 4/21/03(3)                                 20,750,000
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $116,925,705)                                                 118,569,055
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 2.4%

        12,000,000   FHLB, 4.125%, 5/13/05                           12,574,320
--------------------------------------------------------------------------------
         5,000,000   FNMA, 2.875%, 10/15/05                           5,122,840
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $16,937,057)                                                   17,697,160
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

                                                                          -----
                                                                          11

Government Bond -  Schedule of Investments

MARCH 31, 2003

Principal Amount                                                        Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 10.3%

       $ 3,200,000   FFCB Discount Notes, 1.00%,
                     4/1/03(4)                                    $   3,200,000
--------------------------------------------------------------------------------
        71,385,000   FHLB Discount Notes, 1.24%,
                     4/1/03(1)(4)                                    71,385,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH  INVESTMENTS
(Cost $74,585,000)                                                   74,585,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $704,120,338)                                                $725,777,810
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

SEQ = Sequential Payer

(1)  Security, or a portion thereof, has been segregated for Forward
     Comittments.

(2)  Final maturity indicated, unless otherwise noted. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(3)  Forward Comittment.

(4)  The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

-----

Inflation-Adjusted Bond - Performance

TOTAL RETURNS AS OF MARCH 31, 2003
--------------------------------------------------------------------------------
                                                                  SALOMON U.S.
                                         INFLATION-ADJUSTED     INFLATION-LINKED
                                                BOND                 INDEX
--------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 2/10/97)
--------------------------------------------------------------------------------
   6 months(1)                                  2.97%                 3.38%
--------------------------------------------------------------------------------
   1 Year                                      16.42%                18.20%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                                     10.95%                11.89%
--------------------------------------------------------------------------------
   5 Years                                      8.30%                 9.18%
--------------------------------------------------------------------------------
   Life of Class                                6.96%                 7.71%(2)
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS (INCEPTION 10/1/02)
--------------------------------------------------------------------------------
   Life of Class(1)                             3.53%                 3.38%(3)
--------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 6/15/98)
--------------------------------------------------------------------------------
   6 months(1)                                  2.84%                 3.38%
--------------------------------------------------------------------------------
   1 Year                                      16.13%                18.20%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                                     10.67%                11.89%
--------------------------------------------------------------------------------
   Life of Class                                8.13%                 9.39%(4)
--------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  Since 1/31/97, the date nearest the class's inception for which data are available.

(3)  Since 9/30/02, the date nearest the class's inception for which data are available.

(4)  Since 6/30/98, the date nearest the class's inception for which data are available.

See pages 51-57 for information about share classes, returns, and the comparative index.

                                                                    (continued)

                                                                          -----
                                                                          13

Inflation-Adjusted Bond - Performance

GROWTH OF $10,000 OVER LIFE OF INVESTOR CLASS
$10,000 investment made February 10, 1997*

ONE-YEAR RETURNS OVER LIFE OF INVESTOR CLASS

Periods ended March 31
---------------------------------------------------------------------------------------------------------------------
                                        1997*       1998        1999        2000        2001     2002        2003
---------------------------------------------------------------------------------------------------------------------
Inflation-Adjusted Bond                -1.98%       3.45%       3.37%       5.52%      12.62%    4.16%      16.42%
---------------------------------------------------------------------------------------------------------------------
Salomon U.S. Inflation-Linked Index    -1.92%       3.92%       4.11%       6.39%      13.54%    4.37%      18.20%
---------------------------------------------------------------------------------------------------------------------

* From 2/10/97, the class's inception date. Index data from 1/31/97, the date nearest the class's inception for which data are available. Not annualized.

The charts on the performance pages give historical return data for
Inflation-Adjusted Bond. Returns for the Salomon U.S. Inflation-Linked Index are
provided for comparison. Inflation-Adjusted Bond's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns chart on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Inflation-Adjusted Bond -  Portfolio Commentary

By Casey Colton, portfolio manager

PERFORMANCE SUMMARY

Inflation-Adjusted Bond posted a strong return for the fiscal year ended March
31, 2003. The fund's double-digit gain reflected the outperformance of inflation-indexed securities over the rest of the U.S. bond market.* (See pages
13 and 14 for detailed performance information.)

ADR, ANOTHER WAY TO  REPORT YIELD

American Century recently began reporting annualized distribution rates (ADRs)
on its dividend-paying funds (see the yield table below). Though new to us, the fund industry has used ADRs for years. ADRs are easier to calculate and explain to investors than other yields--they're based on fund distributions as opposed to investment income (see the Glossary for more details).

ECONOMIC & MARKET REVIEW

Bonds performed well as the economy slowed during the fiscal year. The weak economy, combined with another dismal year for stocks and uncertainty surrounding the war with Iraq, sent investors clamoring for the relative safety of the bond market. As a result, yields declined sharply; the 10-year Treasury note yield fell from 5.4% to 3.8%, briefly touching a 45-year low of 3.56% in mid-March.

Treasury inflation-indexed securities (TIIS) were the best performers in the bond market thanks to strong demand from investors concerned about rising inflation. The federal government's consumer price index (CPI), the most widely watched gauge of inflation, rose 3% during the fiscal year--twice the 1.5% rise from the previous 12 months and in line with the 3.2% average of the past 20 years.

Rising energy prices were the main reason behind the acceleration in the inflation rate; the energy component  of the CPI was up 23% over the past year.
Oil prices surged to nearly $40 a barrel in advance of the war with Iraq, pushing gasoline and natural gas prices higher as well. Though the price of oil eased back down before the end of the period, the spike in prices had an impact on the prices of other goods and services, especially transportation.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 3/31/03
-------------------------------------------------------------------------------
Net Assets                                        $428.2 million
-------------------------------------------------------------------------------
                                           3/31/03               3/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                  12.4 yrs              13.8 yrs
-------------------------------------------------------------------------------
Average Duration                           9.3 yrs               9.6 yrs
-------------------------------------------------------------------------------
Expense Ratio (for
Investor Class)                             0.51%                 0.51%
-------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2003
-------------------------------------------------------------------------------
   30-DAY SEC YIELD
-------------------------------------------------------------------------------
Investor Class                                         5.54%
-------------------------------------------------------------------------------
Institutional Class                                    5.75%
-------------------------------------------------------------------------------
Advisor Class                                          5.28%
-------------------------------------------------------------------------------
   ANNUALIZED DISTRIBUTION RATE (ADR)
-------------------------------------------------------------------------------
Investor Class                                         6.26%
-------------------------------------------------------------------------------
Institutional Class                                    6.47%
-------------------------------------------------------------------------------
Advisor Class                                          6.00%
-------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

Investment terms are defined in the Glossary.                       (continued)

                                                                          -----
                                                                          15

Inflation-Adjusted Bond - Portfolio Commentary

Although energy prices contributed the most to the rising inflation rate, other sectors of the economy also played a role. A strong housing market pushed home prices sharply higher, and medical care costs continued to rise.  In addition, factors such as a weaker dollar and a growing federal budget deficit are considered inflationary.

PORTFOLIO STRATEGY

In the first half of the fiscal year, we kept Inflation-Adjusted Bond's duration
(which measures the portfolio's sensitivity to interest rate fluctuations) a little shorter than that of the fund's benchmark, the Salomon Brothers U.S.
Inflation-Linked Index. The shorter duration was the result of a modest underweight in long-term TIIS and a corresponding overweight in intermediate-term TIIS (those maturing in 10 years or less). We thought intermediate-term TIIS offered the most attractive yields relative to conventional Treasury bonds.

To determine this, we looked at the "breakeven inflation rate," which is the difference between the yields of ordinary and inflation-indexed Treasury securities. When the breakeven rate is lower than the current inflation rate,
TIIS are a better buy than conventional Treasury bonds; when the breakeven rate is higher, conventional Treasurys are the best value. In the first half of the period, the breakeven inflation rate among intermediate-term TIIS hovered around
1.5%, which was pretty attractive given the prevailing environment of 2.5-3%
inflation.

During the latter half of the fiscal year, we shifted back to a more neutral position, with a duration that was comparable to that of the index.

OUTLOOK

With Treasury bond yields at 45-year lows, investors should understand that yields are not likely to get much lower, and will eventually rise. Although economic growth remains lackluster, any improvement in the second half of 2003 would likely push interest rates higher. Though higher rates push bond prices lower, TIIS tend to hold their value better than conventional Treasury bonds when rates are rising, because of their built-in inflation adjustment.

In the portfolio, we expect to maintain our current positioning, remaining fairly neutral compared with the fund's benchmark index. Breakeven inflation rates among all maturities of the TIIS market are lower than the current inflation rate.

PORTFOLIO COMPOSITION BY MATURITY
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/03               9/30/02
-------------------------------------------------------------------------------
Less than 2 years(1)                         0.3%                  2.0%
-------------------------------------------------------------------------------
2-5 years                                   25.0%                 12.0%
-------------------------------------------------------------------------------
5-10 years                                  42.4%                 59.0%
-------------------------------------------------------------------------------
10-30 years                                 32.3%                 27.0%
-------------------------------------------------------------------------------
More than 30 years                            --                   --
-------------------------------------------------------------------------------
(1)  Includes temporary cash investments.

Investment terms are defined in the Glossary.

-----

Inflation-Adjusted Bond - Schedule of Investments

MARCH 31, 2003

Principal Amount                                                        Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 89.7%

       $ 2,963,021   U.S. Treasury Inflation Indexed
                     Notes, 3.375%, 1/15/07                        $  3,261,178
--------------------------------------------------------------------------------
        54,202,828   U.S. Treasury Inflation Indexed
                     Notes, 3.625%, 1/15/08                          60,681,800
--------------------------------------------------------------------------------
        48,498,171   U.S. Treasury Inflation Indexed
                     Notes, 3.875%, 1/15/09                          55,272,783
--------------------------------------------------------------------------------
        34,359,872   U.S. Treasury Inflation Indexed
                     Notes, 4.25%, 1/15/10                           40,190,330
--------------------------------------------------------------------------------
        32,149,964   U.S. Treasury Inflation Indexed
                     Notes, 3.50%, 1/15/11                           36,108,460
--------------------------------------------------------------------------------
        44,761,606   U.S. Treasury Inflation Indexed
                     Notes, 3.00%, 7/15/12                           48,720,233
--------------------------------------------------------------------------------
        61,217,125   U.S. Treasury Inflation Indexed
                     Bonds, 3.625%, 4/15/28                          71,968,447
--------------------------------------------------------------------------------
        52,548,456   U.S. Treasury Inflation Indexed
                     Bonds, 3.875%, 4/15/29                          64,618,206
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $357,833,565)                                                 380,821,437
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 10.0%

       $39,062,801   TVA Inflation Indexed Notes,
                     3.375%, 1/15/07                               $ 42,394,858
(Cost $40,507,472)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.3%

         1,225,000   FHLB Discount Notes, 0.96%,
                     4/1/03(1)                                        1,225,000
(Cost $1,225,000)
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $399,566,037)                                                $424,441,295
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

TVA = Tennessee Valley Authority

(1)  The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

                                                                          -----
                                                                          17

Short-Term Government - Performance

TOTAL RETURNS AS OF MARCH 31, 2003
--------------------------------------------------------------------------------
                                       SHORT-TERM        SALOMON 1- TO 3-YEAR
                                       GOVERNMENT        TREASURY/AGENCY INDEX
--------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 12/15/82)
--------------------------------------------------------------------------------
   6 months(1)                           1.28%                 1.61%
--------------------------------------------------------------------------------
   1 Year                                5.52%                 6.71%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                               6.47%                 7.35%
--------------------------------------------------------------------------------
   5 Years                               5.45%                 6.36%
--------------------------------------------------------------------------------
   10 Years                              5.04%                 5.93%
--------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 7/8/98)
--------------------------------------------------------------------------------
   6 months(1)                           1.15%                 1.61%
--------------------------------------------------------------------------------
   1 Year                                5.26%                 6.71%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                               6.20%                 7.35%
--------------------------------------------------------------------------------
   Life of Class                         5.12%                 6.37%(2)
--------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  Since 6/30/98, the date nearest the class's inception for which data are available.

See pages 51-57 for information about share classes, returns, and the comparative index.

                                                                    (continued)

-----

Short-Term Government - Performance

GROWTH OF $10,000 OVER 10 YEARS
$10,000 investment made March 31, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended March 31
-----------------------------------------------------------------------------------------------------------------------
                        1994      1995      1996      1997      1998      1999      2000      2001     2002     2003
-----------------------------------------------------------------------------------------------------------------------
Short-Term
Government              1.18%     3.74%     7.05%     4.69%     6.66%     5.39%     2.51%     9.25%    4.68%    5.52%
-----------------------------------------------------------------------------------------------------------------------
Salomon 1- to
3-Year Treasury/
Agency Index            2.66%     4.36%     7.67%     5.39%     7.49%     6.09%     3.72%     9.77%    5.61%    6.71%
-----------------------------------------------------------------------------------------------------------------------

The charts on the performance pages give historical return data for Short-Term
Government. Returns for the Salomon 1- to 3-Year Treasury/Agency Index are
provided for comparison. Short-Term Government's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns chart on the previous page). Past performance does not guarantee future results. None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          19

Short-Term Government - Portfolio Commentary

By Bob Gahagan, portfolio manager

Bob, who has managed bond portfolios with American Century since 1983 and oversees the taxable bond group, assumed the leadership role for Short-Term
Government in the first quarter of 2003 when Michael Shearer left to pursue other opportunities.

PERFORMANCE REVIEW

Short-Term Government performed well in a turbulent environment. It posted  a higher total return and yield than money market funds and its share price was more stable than those of longer-maturity bond funds. The fund also outperformed its five- and 10-year averages.* (See pages 18 and 19 for more return details.)

Short-Term Government's return looked particularly good compared with U.S.
stocks and money market instruments. Stocks, as represented by the S&P 500
Index, fell by about 25%. The money market, as represented by the three-month
Treasury bill, returned just 1.7%.

As Short-Term Government's share price rose, its 30-day SEC yield declined from
2.59% to 2.43%. However, the 2.43% yield compared favorably with like-maturity bond instruments. The two-year Treasury note yield was  1.49% on March 31, 2003, and the average 30-day SEC yield of 68 short U.S. government funds tracked by independent fund tracker Lipper Inc. was 1.86%.

Our investments in higher-yielding mortgage- and other asset-backed securities and the fund's relatively low expense ratio (just 0.59% compared with the 0.81%
average for the 68 similar funds tracked by Lipper) were primarily responsible for the yield advantage.

ADR, ANOTHER WAY TO  REPORT YIELD

American Century recently began reporting annualized distribution rates (ADRs)
on its dividend-paying funds (see the yield table at left). Though new to us, the fund industry has used ADRs for years. ADRs are easier to calculate and explain to investors than other yields--they're based on fund distributions as opposed to investment income (see the Glossary for more details).

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 3/31/03
-------------------------------------------------------------------------------
Net Assets                                         $1.0 billion
-------------------------------------------------------------------------------
                                           3/31/03               3/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                   2.1 yrs               2.3 yrs
-------------------------------------------------------------------------------
Average Duration                           1.9 yrs               1.9 yrs
-------------------------------------------------------------------------------
Expense Ratio (for
Investor Class)                            0.59%                 0.59%
-------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2003
-------------------------------------------------------------------------------
   30-DAY SEC YIELD
-------------------------------------------------------------------------------
Investor Class                                         2.43%
-------------------------------------------------------------------------------
Advisor Class                                          2.18%
-------------------------------------------------------------------------------
   ANNUALIZED DISTRIBUTION RATE (ADR)
-------------------------------------------------------------------------------
Investor Class                                         2.63%
-------------------------------------------------------------------------------
Advisor Class                                          2.38%
-------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

Investment terms are defined in the Glossary.                       (continued)

-----

Short-Term Government -  Portfolio Commentary

ECONOMIC & MARKET REVIEW

Short-Term Government's moderate return obscures the rollercoaster ride that many investors endured during the fiscal year. Most bond gains accumulated during the first six months, when the S&P 500 declined almost 30% as corporate governance scandals and growing geopolitical tensions slowed the economic recovery. The two-year Treasury note yield plunged from 3.73% to 1.69% as the market priced in an interest rate cut that the Federal Reserve later executed in
November.

The last six months of the fiscal year were even more turbulent, primarily because of the war with Iraq. Mood swings caused wide market fluctuations.
Domestic stocks generally outperformed bonds, but not by enough to compensate for the huge earlier deficit. Meanwhile, bonds eked out additional gains as the economy stagnated and interest rates fell further.

For the full period, bonds with the most sensitivity to interest rate changes
(longest duration) performed best--Treasurys generally outperformed mortgage-backed and agency securities.

PORTFOLIO STRATEGY

During the first six months of the fiscal year, our strategy caused performance to lag--duration was shorter than optimal during a bond rally. We focused instead on yield. Fortunately, we believe that strategy should eventually pay benefits, particularly if interest rates rise and bond prices fall (a higher yield and shorter duration should help cushion the portfolio).

More recently, we reached the conclusion that the war with Iraq and its aftermath would anchor short-maturity Treasury yields at relatively low levels.
So we bought short-term Treasury notes and took profits in our agency holdings.
We also added Treasury Inflation-Indexed Securities. Those moves increased our
Treasury position without extending duration or reducing yield.

Though the best bond returns in this cycle are probably behind us, the good news is that Short-Term Government is positioned relatively well in the event of an upturn in interest rates.

TYPES OF INVESTMENTS IN THE PORTFOLIO
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/03               9/30/02
-------------------------------------------------------------------------------
U.S. Treasury Securities                    50.6%                 26.5%
-------------------------------------------------------------------------------
Mortgage-Backed
Securities                                  18.7%                 25.4%
-------------------------------------------------------------------------------
Collateralized Mortgage
Obligations                                 11.4%                  4.5%
-------------------------------------------------------------------------------
Asset-Backed Securities                     10.7%                 12.4%
-------------------------------------------------------------------------------
U.S. Government
Agency Securities                            5.4%                 23.3%
-------------------------------------------------------------------------------
Temporary Cash
Investments                                  3.2%                  7.9%
-------------------------------------------------------------------------------

Investment terms are defined in the Glossary.

                                                                          -----
                                                                          21

Short-Term Government -  Schedule of Investments

MARCH 31, 2003

Principal Amount                                                        Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 50.6%

      $ 97,467,800   U.S. Treasury Inflation
                     Indexed Notes, 3.375%,
                     1/15/07                                      $  107,275,595
--------------------------------------------------------------------------------
        50,000,000   U.S. Treasury Notes, 3.25%,
                     5/31/04                                          51,189,500
--------------------------------------------------------------------------------
       101,000,000   U.S. Treasury Notes, 2.25%,
                     7/31/04                                         102,329,665
--------------------------------------------------------------------------------
        40,000,000   U.S. Treasury Notes, 2.125%,
                     8/31/04                                          40,475,040
--------------------------------------------------------------------------------
        25,000,000   U.S. Treasury Notes, 1.875%,
                     9/30/04                                          25,211,925
--------------------------------------------------------------------------------
        15,000,000   U.S. Treasury Notes, 1.75%,
                     12/31/04                                         15,090,825
--------------------------------------------------------------------------------
       121,935,000   U.S. Treasury Notes, 1.50%,
                     2/28/05(1)                                      122,020,846
--------------------------------------------------------------------------------
        60,000,000   U.S. Treasury Notes, 6.50%,
                     8/15/05                                          66,759,420
--------------------------------------------------------------------------------
           200,000   U.S. Treasury Notes, 3.50%,
                     11/15/06                                            208,484
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $529,134,136)                                                  530,561,300
--------------------------------------------------------------------------------
FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(2) -- 17.6%

         1,422,335   FHLMC, 6.50%, 1/1/11                              1,507,211
--------------------------------------------------------------------------------
         2,732,073   FHLMC, 6.50%, 5/1/11                              2,892,404
--------------------------------------------------------------------------------
         2,636,229   FHLMC, 6.50%, 12/1/12                             2,790,272
--------------------------------------------------------------------------------
         6,972,415   FHLMC, 6.00%, 2/1/13                              7,307,593
--------------------------------------------------------------------------------
           209,361   FHLMC, 7.00%, 11/1/13                               223,850
--------------------------------------------------------------------------------
           426,351   FHLMC, 7.00%, 12/1/14                               455,867
--------------------------------------------------------------------------------
        10,188,232   FHLMC, 6.00%, 1/1/15                             10,669,473
--------------------------------------------------------------------------------
        20,271,131   FHLMC, 6.00%, 4/1/17                             21,184,466
--------------------------------------------------------------------------------
         9,015,281   FHLMC, 5.50%, 11/1/17                             9,363,100
--------------------------------------------------------------------------------
           112,230   FNMA, 8.00%, 5/1/12                                 120,690
--------------------------------------------------------------------------------
         9,818,559   FNMA, 6.50%, 1/1/13                              10,424,728
--------------------------------------------------------------------------------
           106,481   FNMA, 6.50%, 3/1/13                                 113,055
--------------------------------------------------------------------------------
           984,514   FNMA, 6.00%, 6/1/13                               1,033,414
--------------------------------------------------------------------------------
           205,665   FNMA, 6.50%, 6/1/13                                 218,007
--------------------------------------------------------------------------------
           234,461   FNMA, 6.00%, 1/1/14                                 246,056
--------------------------------------------------------------------------------
         2,330,759   FNMA, 6.00%, 7/1/14                               2,444,631
--------------------------------------------------------------------------------
         5,375,978   FNMA, 5.50%, 4/1/16                               5,587,130
--------------------------------------------------------------------------------
         4,797,874   FNMA, 7.50%, 5/1/16                               5,149,385
--------------------------------------------------------------------------------
        12,483,259   FNMA, 6.00%, 7/1/16                              13,051,098
--------------------------------------------------------------------------------
        12,334,837   FNMA, 6.00%, 2/1/17                              12,911,109
--------------------------------------------------------------------------------
        17,156,007   FNMA, 6.00%, 3/1/17                              17,957,518
--------------------------------------------------------------------------------
        25,000,000   FNMA, 5.00%, settlement
                     date 4/21/03(3)                                  25,679,699
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $  1,738,658   FNMA, 7.00%, 5/1/32                           $   1,834,037
--------------------------------------------------------------------------------
         3,090,064   FNMA, 7.00%, 5/1/32                               3,259,578
--------------------------------------------------------------------------------
         3,233,033   FNMA, 7.00%, 6/1/32                               3,410,371
--------------------------------------------------------------------------------
        15,291,683   FNMA, 7.00%, 6/1/32                              16,130,554
--------------------------------------------------------------------------------
         7,404,694   FNMA, 7.00%, 8/1/32                               7,810,901
--------------------------------------------------------------------------------
            79,932   GNMA, 5.50%, 1/20/09                                 84,600
--------------------------------------------------------------------------------
            34,929   GNMA, 9.00%, 12/20/16                                38,907
--------------------------------------------------------------------------------
           154,163   GNMA, 9.00%, 8/20/17                                171,827
--------------------------------------------------------------------------------
           124,894   GNMA, 9.50%, 11/20/19                               140,648
--------------------------------------------------------------------------------
TOTAL FIXED-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED
SECURITIES
(Cost $178,100,236)                                                  184,212,179
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(2) -- 11.4%

       106,018,323   Commercial Mortgage
                     Acceptance Corp. STRIPS --
                     INTEREST, Series 1998 C2,
                     Class X, VRN, 1.20%,
                     4/1/03(4)                                         5,151,006
--------------------------------------------------------------------------------
        10,000,000   FHLMC, Series 2498,
                     Class PA, 5.50%, 1/15/09                         10,173,130
--------------------------------------------------------------------------------
        20,000,000   FHLMC, Series 2523,
                     Class JB SEQ, 5.00%,
                     6/15/15                                          20,892,780
--------------------------------------------------------------------------------
        14,940,285   FHLMC, Series 2574,
                     Class JM SEQ, 5.00%,
                     12/15/22                                         15,564,042
--------------------------------------------------------------------------------
        11,373,496   First Union National Bank
                     Commercial Mortgage,
                     Series 2001 C3, Class A1
                     SEQ, 5.20%, 8/15/33                              11,998,492
--------------------------------------------------------------------------------
           332,972   FNMA REMIC, Series
                     1993-233, Class J, 6.00%,
                     6/25/08                                             334,232
--------------------------------------------------------------------------------
        14,909,444   FNMA, Series 2003 15,
                     Class CA SEQ, 5.00%,
                     2/25/17                                          15,578,386
--------------------------------------------------------------------------------
        25,000,000   FNMA, Series 2003 16,
                     Class PA, 4.50%, 11/25/09                        25,991,975
--------------------------------------------------------------------------------
        61,648,274   GMAC Commercial
                     Mortgage Securities Inc.
                     STRIPS -- INTEREST, Series
                     1999 C1, Class X, VRN,
                     0.85%, 4/1/03(4)                                  2,036,859
--------------------------------------------------------------------------------
        27,474,694   GMAC Commercial
                     Mortgage Securities Inc.
                     STRIPS -- INTEREST, Series
                     2000 C3, Class X, VRN,
                     1.35%, 4/1/03 (Acquired
                     2/22/02, Cost $1,889,958)(4)(5)                   1,847,234
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Short-Term Government - Schedule of Investments

MARCH 31, 2003

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 10,000,000   J.P. Morgan Chase
                     Commercial Mortgage
                     Securities Corp., Series
                     2002 FL1A, Class A2, VRN,
                     1.71%, 5/14/03, resets
                     monthly off the 1-month
                     LIBOR plus 0.44% with no
                     caps (Acquired 4/3/02,
                     Cost $10,000,000)(5)                         $   10,002,770
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE  OBLIGATIONS
(Cost $117,765,441)                                                  119,570,906
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(2) -- 10.7%

           126,557   AmeriCredit Automobile
                     Receivables Trust, Series
                     1999 D, Class A3 SEQ,
                     7.02%, 12/12/05                                     129,545
--------------------------------------------------------------------------------
           621,551   AQ Finance Non-Improvement
                     Trust, Series 2001 3A,
                     Class CE, 8.84%, 2/25/32
                     (Acquired 12/5/01, Cost
                     $621,551)(5)                                        625,189
--------------------------------------------------------------------------------
        10,000,000   Bayview Financial
                     Acquisition Trust, Series
                     2002 BA, Class A1, VRN,
                     1.81%, 4/25/03, resets
                     monthly off the 1-month
                     LIBOR plus 0.50% with no
                     caps (Acquired 3/26/02,
                     Cost $10,000,000)(5)                             10,033,040
--------------------------------------------------------------------------------
         6,234,739   Chase Mortgage Finance
                     Corp., Series 2002 A1,
                     Class 2A1, 6.20%, 12/25/29                        6,409,168
--------------------------------------------------------------------------------
        10,400,000   Contimortgage Home Equity
                     Loan Trust, Series 1998-2,
                     Class A7, 6.57%, 3/15/23                         11,061,450
--------------------------------------------------------------------------------
        18,000,000   FHLMC Structured Pass
                     Through Securities, Series
                     T 49, Class AF2, 2.97%,
                     12/25/32                                         18,165,367
--------------------------------------------------------------------------------
        25,910,042   FNMA STRIPS -- INTEREST,
                     Series 2002 T7, Class S1,
                     5.25%, 5/25/05                                    1,861,222
--------------------------------------------------------------------------------
        12,029,380   FNMA Whole Loan, Series
                     2001 W2, Class AS2 SEQ,
                     5.26%, 8/25/30                                   12,131,690
--------------------------------------------------------------------------------
        30,000,000   Ford Credit Auto Trust,
                     Series 2001 E, Class A3 SEQ,
                     VRN, 1.42%, 4/15/03, resets
                     monthly off the 1-month
                     LIBOR plus 0.14% with no
                     caps                                             30,025,950
--------------------------------------------------------------------------------
         7,724,100   Indymac Mortgage Holdings,
                     Series 2002 B, VRN, 1.685%,
                     4/25/03, resets monthly off
                     the 1-month LIBOR plus
                     0.38% with no caps (AMBAC)
                     (Radian) (Acquired 10/4/02,
                     Cost $7,724,100)(5)                               7,731,948
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $  8,242,365   Morgan Stanley Dean Witter
                     Capital I, Series 2002 NC2,
                     Class A2, VRN, 1.645%,
                     4/25/03, resets monthly off
                     the 1-month LIBOR plus
                     0.34% with no caps                           $    8,236,612
--------------------------------------------------------------------------------
         4,271,240   Option One Mortgage
                     Securities Corp.
                     Non-Improvement Trust,
                     Series 2002-3, VRN, 2.15%,
                     4/26/09, resets monthly off
                     the 1-month LIBOR
                     plus  0.30% with no caps
                     (Acquired 4/19/02, Cost
                     $4,271,240)(5)                                    4,274,605
--------------------------------------------------------------------------------
             3,752   Residential Asset Securities
                     Corporation, Series
                     2000 KS4, Class AI3 SEQ,
                     7.36%, 1/25/26                                        3,750
--------------------------------------------------------------------------------
         1,306,342   Sovereign Bank Home
                     Equity Loan Trust, Series
                     2000-1, Class A3 SEQ,
                     7.11%, 2/25/15                                    1,308,206
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $111,574,346)                                                  111,997,742
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 5.4%

        30,000,000   FHLMC, 2.875%, 9/15/05                           30,711,030
--------------------------------------------------------------------------------
        25,000,000   FNMA, 3.50%, 9/15/04                             25,782,825
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $55,799,087)                                                    56,493,855
--------------------------------------------------------------------------------
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(2) -- 1.1%

            29,814   FHLMC, 5.97%, 8/1/18                                 30,620
--------------------------------------------------------------------------------
           177,658   FHLMC, 4.27%, 11/1/18                               182,671
--------------------------------------------------------------------------------
           744,937   FHLMC, 4.35%, 9/1/20                                766,120
--------------------------------------------------------------------------------
           204,333   FHLMC, 4.00%, 1/1/21                                207,854
--------------------------------------------------------------------------------
            48,946   FHLMC, 5.73%, 6/1/21                                 50,484
--------------------------------------------------------------------------------
           131,894   FHLMC, 4.75%, 3/1/24                                135,700
--------------------------------------------------------------------------------
            98,278   FNMA, 7.49%, 8/1/14                                 102,100
--------------------------------------------------------------------------------
           143,551   FNMA, 4.50%, 4/1/16                                 147,703
--------------------------------------------------------------------------------
           112,682   FNMA, 4.25%, 8/1/16                                 116,408
--------------------------------------------------------------------------------
           121,714   FNMA, 5.53%, 1/1/17                                 126,116
--------------------------------------------------------------------------------
           456,239   FNMA, 6.66%, 5/1/17                                 475,224
--------------------------------------------------------------------------------
           372,451   FNMA, 6.13%, 7/1/17                                 386,616
--------------------------------------------------------------------------------
           133,402   FNMA, 6.38%, 7/1/17                                 138,589
--------------------------------------------------------------------------------
           307,069   FNMA, 4.03%, 2/1/18                                 315,994
--------------------------------------------------------------------------------
           150,966   FNMA, 4.25%, 2/1/18                                 156,799
--------------------------------------------------------------------------------
            88,656   FNMA, 4.45%, 5/1/18                                  91,406
--------------------------------------------------------------------------------
           110,958   FNMA, 4.21%, 6/1/18                                 111,357
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          23

Short-Term Government - Schedule of Investments

MARCH 31, 2003

Principal Amount                                                          Value
--------------------------------------------------------------------------------

      $     66,732   FNMA, 4.52%, 12/1/18                         $       68,843
--------------------------------------------------------------------------------
           320,226   FNMA, 3.99%, 8/1/19                                 324,857
--------------------------------------------------------------------------------
         1,063,517   FNMA, 4.20%, 9/1/19                               1,096,699
--------------------------------------------------------------------------------
           334,541   FNMA, 4.08%, 1/1/20                                 342,337
--------------------------------------------------------------------------------
           158,682   FNMA, 4.71%, 3/1/21                                 164,260
--------------------------------------------------------------------------------
           111,832   FNMA, 4.21%, 8/1/21                                 113,746
--------------------------------------------------------------------------------
           390,436   FNMA, 4.53%, 5/1/22                                 405,662
--------------------------------------------------------------------------------
           117,073   FNMA, 5.81%, 5/1/22                                 121,358
--------------------------------------------------------------------------------
            89,418   FNMA, 4.26%, 1/1/23                                  92,828
--------------------------------------------------------------------------------
            44,302   FNMA, 5.00%, 6/1/23                                  46,364
--------------------------------------------------------------------------------
            42,463   FNMA, 5.00%, 7/1/23                                  44,439
--------------------------------------------------------------------------------
           157,509   FNMA, 4.60%, 8/1/23                                 163,682
--------------------------------------------------------------------------------
           416,936   FNMA, 4.84%, 8/1/23                                 431,885
--------------------------------------------------------------------------------
         3,665,172   FNMA, 6.23%, 5/1/25                               3,829,277
--------------------------------------------------------------------------------
            40,245   FNMA, 4.84%, 10/1/25                                 41,627
--------------------------------------------------------------------------------
            40,574   FNMA, 5.64%, 4/1/26                                  41,789
--------------------------------------------------------------------------------
            36,872   FNMA, 4.33%, 1/1/27                                  37,541
--------------------------------------------------------------------------------
            68,706   FNMA, 5.69%, 1/1/27                                  72,558
--------------------------------------------------------------------------------
           108,874   FNMA, 4.84%, 1/1/29                                 111,811
--------------------------------------------------------------------------------
            55,533   GNMA, 5.375%, 5/20/17                                57,000
--------------------------------------------------------------------------------
           158,251   GNMA, 5.875%, 2/20/21                               161,364
--------------------------------------------------------------------------------
            90,029   GNMA, 6.125%, 11/20/21                               92,935
--------------------------------------------------------------------------------
             2,997   GNMA, 5.375%, 1/20/22                                 3,063
--------------------------------------------------------------------------------
           177,181   GNMA, 6.25%, 8/20/26                                182,133
--------------------------------------------------------------------------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED SECURITIES
(Cost $11,523,170)                                                    11,589,819
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 3.2%

        33,177,000  FHLB Discount Notes,
                    0.96%, 4/1/03(6)                                  33,177,000
(Cost $33,177,000)
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $1,037,073,416)                                             $1,047,602,801
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and  Principal of Securities

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity, unless otherwise noted. Rate shown is effective March 31, 2003.

(1)  Security, or a portion thereof, has been segregated for Forward
     Comittments.

(2)  Final maturity indicated, unless otherwise noted. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(3)  Forward Comittment.

(4)  Final maturity used for purposes of calculating the weighted average portfolio maturity.

(5)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at March 31, 2003, was
     $34,514,786 which represented 3.4% of net assets.

(6)  The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

-----

Statement of Assets and Liabilities

MARCH 31, 2003
----------------------------------------------------------------------------------------------------------------
                                                              GOVERNMENT         INFLATION-        SHORT-TERM
                                          GINNIE MAE             BOND           ADJUSTED BOND      GOVERNMENT
----------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------
Investment securities, at value
(cost of $2,515,510,380,
$704,120,338, $399,566,037,
and $1,037,073,416, respectively)       $2,571,764,768       $725,777,810       $424,441,295     $1,047,602,801
------------------------------------
Cash                                        25,276,023                 --            693,394                 --
------------------------------------
Receivable for
investments sold                             3,306,250             90,625                 --              7,176
------------------------------------
Receivable for capital
shares sold                                    482,565            137,109          1,163,306            307,882
------------------------------------
Interest receivable                         11,216,746          6,589,647          3,558,337          4,276,555
----------------------------------------------------------------------------------------------------------------
                                         2,612,046,352        732,595,191        429,856,332      1,052,194,414
----------------------------------------------------------------------------------------------------------------

LIABILITIES
----------------------------------------------------------------------------------------------------------------
Disbursements in excess of
demand deposit cash                                --             220,350                 --            489,785
------------------------------------
Payable for investments purchased          428,442,810         97,041,732          1,333,800         25,585,069
------------------------------------
Accrued management fees                      1,063,234            259,199            169,499            489,249
------------------------------------
Distribution fees payable                       17,896              9,256              9,129             14,120
------------------------------------
Service fees payable                            16,868              9,256              9,129             14,120
------------------------------------
Dividends payable                            1,070,999            166,493            150,769             87,798
----------------------------------------------------------------------------------------------------------------
                                           430,611,807         97,706,286          1,672,326         26,680,141
----------------------------------------------------------------------------------------------------------------
NET ASSETS                              $2,181,434,545       $634,888,905       $428,184,006     $1,025,514,273
================================================================================================================

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------
Capital paid in                         $2,138,294,120       $605,820,034       $401,516,009     $1,049,284,187
------------------------------------
Accumulated undistributed
net realized gain (loss) on
investment transactions                    (13,113,963)         7,411,399          1,792,739        (34,299,299)
------------------------------------
Net unrealized appreciation
on investments                              56,254,388         21,657,472         24,875,258         10,529,385
----------------------------------------------------------------------------------------------------------------
                                        $2,181,434,545       $634,888,905       $428,184,006     $1,025,514,273
================================================================================================================

INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------
Net assets                              $2,100,357,744       $590,432,641       $352,315,067       $957,412,533
------------------------------------
Shares outstanding                         193,577,386         52,494,084         32,431,774         98,761,267
------------------------------------
Net asset value per share                       $10.85             $11.25             $10.86              $9.69
----------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------------
Net assets                                         N/A                N/A        $34,196,269                N/A
------------------------------------
Shares outstanding                                 N/A                N/A          3,147,872                N/A
------------------------------------
Net asset value per share                          N/A                N/A             $10.86                N/A
----------------------------------------------------------------------------------------------------------------

ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------
Net assets                                 $75,998,632        $44,456,264        $41,672,670        $68,101,740
------------------------------------
Shares outstanding                           7,004,341          3,952,508          3,836,105          7,024,986
------------------------------------
Net asset value per share                       $10.85             $11.25             $10.86              $9.69
----------------------------------------------------------------------------------------------------------------

C CLASS
----------------------------------------------------------------------------------------------------------------
Net assets                                  $5,078,169                N/A                N/A                N/A
------------------------------------
Shares outstanding                             468,029                N/A                N/A                N/A
------------------------------------
Net asset value per share                       $10.85                N/A                N/A                N/A
----------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                          -----
                                                                          25

Statement of Operations

YEAR ENDED MARCH 31, 2003
----------------------------------------------------------------------------------------------------------------
                                                              GOVERNMENT         INFLATION-        SHORT-TERM
                                          GINNIE MAE             BOND           ADJUSTED BOND      GOVERNMENT
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------
INCOME:
------------------------------------
Interest                                 $117,963,144         $22,344,645        $15,988,652       $33,936,706
----------------------------------------------------------------------------------------------------------------

EXPENSES:
------------------------------------
Management fees                            11,733,723           2,790,169          1,612,739         5,437,731
------------------------------------
Distribution fees:
------------------------------------
  Advisor Class                               147,987             114,672             60,797           120,220
------------------------------------
  C Class                                      14,130                  --                 --                --
------------------------------------
Service fees:
------------------------------------
  Advisor Class                               147,987             114,672             60,797           120,220
------------------------------------
  C Class                                       7,065                  --                 --                --
------------------------------------
Trustees' fees and expenses                    65,843              18,552             10,637            30,601
------------------------------------
Other expenses                                 41,215              10,361              7,754            19,115
----------------------------------------------------------------------------------------------------------------
                                           12,157,950           3,048,426          1,752,724         5,727,887
----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     105,805,194          19,296,219         14,235,928        28,208,819
----------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
----------------------------------------------------------------------------------------------------------------
Net realized gain on
investment transactions                     6,248,584          22,391,383          7,123,901        11,569,300
------------------------------------
Change in net unrealized
appreciation on investments                39,247,294          24,417,942         23,806,968        10,230,643
----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN           45,495,878          46,809,325         30,930,869        21,799,943
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                $151,301,072         $66,105,544        $45,166,797       $50,008,762
================================================================================================================

See Notes to Financial Statements.

-----

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2003 AND MARCH 31, 2002
----------------------------------------------------------------------------------------------------------------
                                                    GINNIE MAE                          GOVERNMENT
BOND
----------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                       2003                2002               2003              2002
----------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------
Net investment income                    $105,805,194         $92,249,136        $19,296,219       $19,514,988
------------------------------------
Net realized gain (loss)                    6,248,584          (7,267,065)        22,391,383        16,558,501
------------------------------------
Change in net
unrealized appreciation                    39,247,294          (4,008,893)        24,417,942       (25,353,236)
----------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                 151,301,072          80,973,178         66,105,544        10,720,253
----------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
From net investment income:
------------------------------------
  Investor Class                         (102,787,971)        (90,293,236)       (17,852,193)      (18,580,541)
------------------------------------
  Advisor Class                            (2,897,031)         (1,940,077)        (1,444,026)         (934,447)
------------------------------------
  C Class                                    (120,192)            (15,823)                --                --
------------------------------------
From net realized gains:
------------------------------------
  Investor Class                                   --                  --        (16,460,933)               --
------------------------------------
  Advisor Class                                    --                  --         (1,407,634)               --
----------------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                       (105,805,194)        (92,249,136)       (37,164,786)      (19,514,988)
----------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                392,581,924         367,552,671        142,350,893        71,188,298
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                438,077,802         356,276,713        171,291,651        62,393,563

NET ASSETS
----------------------------------------------------------------------------------------------------------------
Beginning of period                     1,743,356,743       1,387,080,030        463,597,254       401,203,691
----------------------------------------------------------------------------------------------------------------
End of period                          $2,181,434,545      $1,743,356,743       $634,888,905      $463,597,254
================================================================================================================

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          27

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2003 AND MARCH 31, 2002
----------------------------------------------------------------------------------------------------------------
                                              INFLATION-ADJUSTED BOND                SHORT-TERM GOVERNMENT
----------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                       2003                2002               2003             2002
----------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------
Net investment income                    $14,235,928         $4,129,897         $28,208,819       $38,551,099
------------------------------------
Net realized gain                          7,123,901             71,272          11,569,300        15,087,297
------------------------------------
Change in net
unrealized appreciation                   23,806,968           (635,583)         10,230,643       (16,362,735)
----------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                 45,166,797          3,565,586          50,008,762        37,275,661
----------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
From net investment income:
------------------------------------
  Investor Class                         (12,796,972)        (4,039,280)        (26,921,124)      (38,088,724)
------------------------------------
  Institutional Class                       (530,895)                --                 --                 --
------------------------------------
  Advisor Class                             (908,061)           (90,617)         (1,287,695)         (462,375)
------------------------------------
From net realized gains:
------------------------------------
  Investor Class                          (4,428,497)           (27,802)                --                 --
------------------------------------
  Institutional Class                       (369,659)               --                  --                 --
------------------------------------
  Advisor Class                             (402,625)              (933)                --                 --
----------------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                       (19,436,709)        (4,158,632)        (28,208,819)      (38,551,099)
----------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions               207,323,249        137,067,824         135,085,372        67,852,200
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               233,053,337        136,474,778         156,885,315        66,576,762

NET ASSETS
----------------------------------------------------------------------------------------------------------------
Beginning of period                      195,130,669         58,655,891         868,628,958       802,052,196
----------------------------------------------------------------------------------------------------------------
End of period                           $428,184,006       $195,130,669      $1,025,514,273      $868,628,958
================================================================================================================

See Notes to Financial Statements.

-----

Notes to Financial Statements

MARCH 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Ginnie Mae Fund (Ginnie Mae), Government
Bond Fund (Government Bond) (see Note 7), Inflation-Adjusted Bond Fund
(Inflation-Adjusted), and Short-Term Government Fund (Short-Term Government)
(collectively, the funds) are four funds in a series issued by the trust. The funds are diversified under the  1940 Act.

Ginnie Mae seeks to provide a high level of current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-backed Government National Mortgage Association securities. Government
Bond seeks high current income and intends to pursue this objective by investing in securities, including mortgage-backed securities, issued or guaranteed by the
U.S. government and its agencies and instrumentalities. Inflation-Adjusted seeks to provide total return and inflation protection consistent with investment  in inflation-indexed securities issued by the  U.S. Treasury and the U.S.
government and its agencies and instrumentalities. In addition,
Inflation-Adjusted also may invest in U.S. Treasury securities that are not indexed to inflation for liquidity and total return, if the fund managers believe there is an inadequate supply of appropriate inflation-indexed securities in which to invest or when such investments are required as a temporary defensive measure. Short-Term Government seeks to provide investors with a high level of current income, consistent with stability of principal.
Short-Term Government intends to pursue its objective by investing in securities of the U.S. government and its agencies and instrumentalities. Short-Term
Government may also invest up to 20% of its total assets in investment-grade debt securities of U.S. companies. The following is a summary of the funds'
significant accounting policies.

MULTIPLE CLASS -- Government Bond and Short-Term Government are authorized to issue the Investor Class and the Advisor Class. Inflation-Adjusted is authorized to issue the Investor Class, the Institutional Class, and the Advisor Class.
Ginnie Mae is authorized to issue the Investor Class, the Advisor Class, and the
C Class. The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the assets of  the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of Inflation-Adjusted Institutional Class commenced on October 1, 2002.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

                                                                    (continued)

                                                                          -----
                                                                          29

Notes to Financial Statements

MARCH 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and paid monthly. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses  of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee for Ginnie Mae and Short-Term Government range from 0.2425% to 0.3600% and for Government Bond and Inflation-Adjusted range from 0.1625% to 0.2800%. The rates for the Complex
Fee (Investor Class and C Class) for the funds range from 0.2900% to 0.3100%.
The Institutional Class and the Advisor Class is 0.2000% and 0.2500% less at each point within the Complex Fee range, respectively. For the year ended March
31, 2003, the effective annual Investor Class management fee was 0.58%, 0.50%,
0.50, and 0.58%, for Ginnie Mae, Government Bond, Inflation-Adjusted, and
Short-Term Government, respectively. For the year ended March 31, 2003, the effective annual Advisor Class management fee was 0.33%, 0.25%, 0.25%, and
0.33%, for Ginnie Mae, Government Bond, Inflation-Adjusted, and Short-Term
Government, respectively. The effective annual management fee for the
Inflation-Adjusted Institutional Class was 0.30%. The effective annual management fee for the Ginnie Mae C Class was 0.58%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a separate
Master Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide the Advisor Class and the C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

-------------------------------------------------------------------------------
                                       ADVISOR                     C
-------------------------------------------------------------------------------
Distribution Fee                        0.25%                    0.50%
-------------------------------------------------------------------------------
Service Fee                             0.25%                    0.25%
-------------------------------------------------------------------------------

The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for  C Class shares. Fees incurred under the plans during the year ended March 31, 2003, are detailed in the Statement of Operations.

                                                                    (continued)

-----

Notes to Financial Statements

MARCH 31, 2003

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation. An officer and trustee of these entities is an officer of an unrelated entity and that unrelated entity owns greater than 5% of the shares of Short-Term Government.

The funds have a bank line of credit agreement with J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
March 31, 2003, were  as follows:

----------------------------------------------------------------------------------------------------------
                                                        GOVERNMENT         INFLATION-        SHORT-TERM
                                    GINNIE MAE             BOND           ADJUSTED BOND      GOVERNMENT
----------------------------------------------------------------------------------------------------------
PURCHASES
----------------------------------------------------------------------------------------------------------
U.S. Treasury & Government
Agency Obligations                $7,304,443,464      $1,304,636,609      $645,767,307     $1,602,272,620
----------------------------------------------------------------------------------------------------------
Investment securities other
than U.S. Treasury &
Government Agency Obligations                 --                  --                --        $44,950,190
----------------------------------------------------------------------------------------------------------
PROCEEDS FROM SALES
----------------------------------------------------------------------------------------------------------
U.S. Treasury & Government
Agency Obligations                $7,071,326,747      $1,298,912,356      $449,260,229     $1,460,976,811
----------------------------------------------------------------------------------------------------------
Investment securities other
than U.S. Treasury &
Government Agency Obligations                 --                  --                --        $72,563,440
----------------------------------------------------------------------------------------------------------

                                                                    (continued)

                                                                          -----
                                                                          31

Notes to Financial Statements

MARCH 31, 2003

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

----------------------------------------------------------------------------------------------------------
                                              GINNIE MAE                          GOVERNMENT BOND
----------------------------------------------------------------------------------------------------------
                                      SHARES              AMOUNT             SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2003
---------------------------------
Sold                                75,200,667         $814,587,033        18,466,438        $206,166,710
---------------------------------
Issued in connection
with acquisition                           --                   --         14,082,763         158,238,352
---------------------------------
Issued in reinvestment
of distributions                     8,105,950          87,847,828          2,731,619          30,435,878
---------------------------------
Redeemed                           (50,468,754)       (546,331,876)       (22,519,477)       (251,974,143)
----------------------------------------------------------------------------------------------------------
Net increase                        32,837,863        $356,102,985         12,761,343        $142,866,797
==========================================================================================================
YEAR ENDED MARCH 31, 2002
---------------------------------
Sold                                70,714,550        $754,639,485         17,393,613        $187,743,878
---------------------------------
Issued in connection
with acquisition                            --                  --          6,607,700          72,287,534
---------------------------------
Issued in reinvestment
of distributions                     7,044,213          75,129,511          1,490,880          16,104,283
---------------------------------
Redeemed                           (44,854,587)       (477,930,556)       (22,132,009)       (239,049,177)
----------------------------------------------------------------------------------------------------------
Net increase                        32,904,176        $351,838,440          3,360,184         $37,086,518
==========================================================================================================

ADVISOR CLASS
----------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2003
---------------------------------
Sold                                 4,974,343         $53,919,266          7,346,048         $81,081,338
---------------------------------
Issued in connection
with acquisition                           --                  --             245,275           2,755,987
---------------------------------
Issued in reinvestment
of distributions                       257,125           2,787,669            241,409           2,689,868
---------------------------------
Redeemed                            (2,262,447)        (24,480,266)        (7,868,072)        (87,043,097)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)              2,969,021         $32,226,669            (35,340)          $(515,904)
==========================================================================================================
YEAR ENDED MARCH 31, 2002
---------------------------------
Sold                                 6,573,796         $69,970,078          6,237,286         $68,089,777
---------------------------------
Issued in connection
with acquisition                           --                  --           2,861,127          31,300,733
---------------------------------
Issued in reinvestment
of distributions                       172,212           1,836,712             73,868             798,040
---------------------------------
Redeemed                            (5,354,131)        (56,909,694)        (6,104,466)        (66,086,770)
----------------------------------------------------------------------------------------------------------
Net increase                         1,391,877         $14,897,096          3,067,815         $34,101,780
==========================================================================================================

C CLASS
----------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2003                                                         N/A
---------------------------------
Sold                                   454,915          $4,938,757
---------------------------------
Issued in reinvestment
of distributions                         9,957             108,082
---------------------------------
Redeemed                               (73,074)           (794,569)
----------------------------------------------------------------------------------------------------------
Net increase                           391,798          $4,252,270
==========================================================================================================
PERIOD ENDED MARCH 31, 2002(1)                                                    N/A
---------------------------------
Sold                                    86,510            $925,891
---------------------------------
Issued in reinvestment
of distributions                         1,365              14,582
---------------------------------
Redeemed                               (11,644)           (123,338)
----------------------------------------------------------------------------------------------------------
Net increase                            76,231            $817,135
==========================================================================================================

(1)  June 15, 2001 (commencement of sale) through March 31, 2002 for Ginnie Mae.

                                                                    (continued)

-----

Notes to Financial Statements

MARCH 31, 2003

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

----------------------------------------------------------------------------------------------------------
                                       INFLATION-ADJUSTED BOND                 SHORT-TERM GOVERNMENT
----------------------------------------------------------------------------------------------------------
                                      SHARES              AMOUNT             SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2003
---------------------------------
Sold                                34,199,013         $361,542,532        30,199,035       $291,458,310
---------------------------------
Issued in connection
with acquisition                            --                   --                --                 --
---------------------------------
Issued in reinvestment
of distributions                     1,532,791           16,061,714         2,648,944         25,574,297
---------------------------------
Redeemed                           (22,048,697)        (234,800,884)      (22,060,232)      (212,645,145)
----------------------------------------------------------------------------------------------------------
Net increase                        13,683,107         $142,803,362        10,787,747       $104,387,462
==========================================================================================================
YEAR ENDED MARCH 31, 2002
---------------------------------
Sold                                21,983,813         $218,367,594        21,600,220       $205,757,710
---------------------------------
Issued in connection
with acquisition                            --                  --          1,484,715         14,223,566
---------------------------------
Issued in reinvestment
of distributions                       380,708            3,780,088         3,786,000         36,053,513
---------------------------------
Redeemed                            (9,446,795)         (93,641,534)      (23,141,306)      (220,489,725)
----------------------------------------------------------------------------------------------------------
Net increase                        12,917,726         $128,506,148         3,729,629        $35,545,064
==========================================================================================================

INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------
PERIOD ENDED MARCH 31, 2003(1)                                                    N/A                N/A
---------------------------------
Sold                                 3,617,397          $39,202,144
---------------------------------
Issued in reinvestment
of distributions                        85,246              900,554
---------------------------------
Redeemed                              (554,771)          (5,940,867)
----------------------------------------------------------------------------------------------------------
Net increase                         3,147,872          $34,161,831
==========================================================================================================

ADVISOR CLASS
----------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2003
---------------------------------
Sold                                 3,825,358          $40,660,830         7,059,969        $68,152,692
---------------------------------
Issued in connection
with acquisition                           --                   --                --                  --
---------------------------------
Issued in reinvestment
of distributions                       122,837            1,292,403           132,197          1,277,045
---------------------------------
Redeemed                            (1,083,598)         (11,595,177)       (4,018,226)       (38,731,827)
----------------------------------------------------------------------------------------------------------
Net increase                         2,864,597          $30,358,056         3,173,940        $30,697,910
==========================================================================================================
YEAR ENDED MARCH 31, 2002
---------------------------------
Sold                                   962,727           $9,560,170         6,990,499        $66,443,442
---------------------------------
Issued in connection
with acquisition                            --                  --            205,847          1,972,018
---------------------------------
Issued in reinvestment
of distributions                         8,322               82,605            46,171            439,759
---------------------------------
Redeemed                              (108,790)          (1,081,099)       (3,849,171)       (36,548,083)
----------------------------------------------------------------------------------------------------------
Net increase                           862,259           $8,561,676         3,393,346        $32,307,136
==========================================================================================================

(1)  October 1, 2002 (commencement of sale) through March 31, 2003 for
     Inflation-Adjusted Bond.

5. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $620,000,000 unsecured bank line of credit agreement with JPM, which was renewed from
$650,000,000 effective December 17, 2002. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended March 31, 2003.

                                                                    (continued)

                                                                          -----
                                                                          33

Notes to Financial Statements

MARCH 31, 2003

6. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended March 31, 2003 and March 31, 2002 were as follows:

---------------------------------------------------------------------------------------------------
                                        GINNIE MAE                          GOVERNMENT BOND
---------------------------------------------------------------------------------------------------
                                 2003                2002               2003               2002
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
---------------------------------------------------------------------------------------------------
Ordinary Income              $105,805,194         $92,249,136        $25,775,826        $19,514,988
---------------------------------------------------------------------------------------------------
Long-Term Capital Gain                 --                  --        $11,388,960                 --
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
                                  INFLATION-ADJUSTED BOND                SHORT-TERM GOVERNMENT
---------------------------------------------------------------------------------------------------
                                 2003                2002               2003               2002
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
---------------------------------------------------------------------------------------------------
Ordinary Income               $18,618,530         $4,131,338         $28,208,819        $38,551,099
---------------------------------------------------------------------------------------------------
Long-Term Capital Gain           $818,179            $27,294                  --                 --
---------------------------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of March 31, 2003, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

-----------------------------------------------------------------------------------------------------------
                                                         GOVERNMENT         INFLATION-        SHORT-TERM
                                     GINNIE MAE             BOND           ADJUSTED BOND      GOVERNMENT
-----------------------------------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
-----------------------------------------------------------------------------------------------------------
Federal tax cost
of investments                    $2,516,120,553       $704,290,173       $400,912,433      $1,037,078,494
===========================================================================================================
Gross tax appreciation
of investments                       $56,840,508        $21,961,095        $23,528,862         $11,632,891
-------------------------------
Gross tax depreciation
of investments                        (1,196,293)          (473,458)               --           (1,108,584)
-----------------------------------------------------------------------------------------------------------
Net tax appreciation
of investments                       $55,644,215        $21,487,637        $23,528,862         $10,524,307
===========================================================================================================
Undistributed ordinary income                 --         $7,585,657         $2,352,304                  --
-------------------------------
Accumulated long-term gains                   --                 --           $786,831                  --
-------------------------------
Accumulated capital losses           $(9,326,881)                --                 --        $(34,294,221)
-------------------------------
Capital loss deferral                $(3,176,909)           $(4,423)                --                  --
-----------------------------------------------------------------------------------------------------------

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2005 through 2011 for
Ginnie Mae and 2004 through 2009 for Short-Term Government.

The capital loss deferrals represent net capital losses incurred in the five-month period ended March 31, 2003. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                    (continued)

-----

Notes to Financial Statements

MARCH 31, 2003

7. REORGANIZATION PLAN

2002 REORGANIZATION -- On September 3, 2002, Government Bond acquired all of the net assets of Treasury Fund (Treasury), pursuant to a plan of reorganization approved by shareholders of Treasury on August 2, 2002. Treasury is the surviving fund for the purposes of maintaining the financial statements and performance history in the post-reorganization. In order to maintain Treasury's financial history, shares of Treasury were issued in exchange for shares of
Government Bond. However, at the completion of the reorganization all shares outstanding represented ownership in the legal entity Government Bond.

The acquisition was accomplished operationally by a tax-free exchange of
14,793,482 shares of Government Bond Investor Class for 14,082,763 shares of
Treasury Investor Class and 257,653 shares of Government Bond Advisor Class for
245,275 shares of Treasury Advisor Class outstanding on September 3, 2002. The net assets  of Government Bond, immediately before the acquisition were
$160,994,339, consisting of $158,238,352 Investor Class net assets and
$2,755,987 Advisor Class net assets. Immediately before the acquisition, the net assets of Treasury were $532,841,614, consisting of $478,217,637 Investor Class net assets and $54,623,977 Advisor Class net assets. The combined net assets, immediately following the acquisition were $693,835,953, consisting of
$636,455,989 Investor Class net assets and $57,379,964 Advisor Class net assets.
Government Bond unrealized appreciation of $4,186,433 was combined with that  of
Treasury.

Included in the financial history of Government Bond is capital loss carryovers of $3,568,388 (expiring in 2008).

2001 REORGANIZATIONS -- On December 3, 2001, Short-Term Government acquired all of the net assets of Limited-Term Bond Fund, one fund in  a series issued by
American Century Mutual Funds, Inc., and Treasury Fund (Treasury) acquired all of the net assets of Short-Term Treasury Fund pursuant to plans of reorganization approved by the acquired funds' shareholders on November 16,
2001. Short-Term Government and Treasury are the surviving funds, respectively, for the purposes of maintaining the financial statements and performance history in the  post-reorganization.

The acquisitions were accomplished by a tax-free exchange of shares. On
December 3, 2001, the acquired funds exchanged their outstanding shares for shares of the surviving funds as follows:

------------------------------------------------------------------------------------------------------------------------
          ORIGINAL FUND/CLASS           SHARES EXCHANGED                 NEW FUND/CLASS                 SHARES RECEIVED
------------------------------------------------------------------------------------------------------------------------
Limited-Term Bond -- Investor               1,404,103           Short-Term Government -- Investor           1,484,715
------------------------------------------------------------------------------------------------------------------------
Limited-Term Bond -- Advisor                 194,671            Short-Term Government -- Advisor              205,847
------------------------------------------------------------------------------------------------------------------------
Short-Term Treasury -- Investor             7,334,936           Treasury -- Investor                        6,607,700
------------------------------------------------------------------------------------------------------------------------
Short-Term Treasury -- Advisor              3,174,516           Treasury -- Advisor                         2,861,127
------------------------------------------------------------------------------------------------------------------------

Immediately before the acquisition, the net assets of Short-Term Government were
$827,188,692, consisting of $819,748,534 Investor Class net assets and
$7,440,158 Advisor Class net assets. The net assets of Limited-Term Bond, immediately before the acquisition were $16,195,584, consisting of $14,223,566
Investor Class net assets and $1,972,018 Advisor Class net assets. Immediately after the acquisition, the combined net assets of the fund were $843,384,276, which consisted of $833,972,100 Investor Class net assets and $9,412,176 Advisor
Class net assets. Immediately before the acquisition, the net assets of Treasury were $417,689,650, consisting of $395,461,786 Investor Class net assets and
$22,227,864 Advisor Class net assets. The net assets of Short-Term Treasury, immediately before the acquisition were $103,588,267, consisting of $72,287,534
Investor Class net assets and $31,300,733 Advisor Class net assets. Immediately after the acquisition, the combined net assets of the fund were $521,277,917, which consisted of $467,749,320 Investor Class net assets and $53,528,597
Advisor Class net assets.

Limited-Term Bond and Short-Term Treasury unrealized appreciation of $321,150 and $354,168, respectively, was combined with that of Short-Term Government and
Treasury, respectively. Short-Term Government acquired capital loss carryovers of $157,839 from Limited-Term Bond.

                                                                    (continued)

                                                                          -----
                                                                          35

Notes to Financial Statements

MARCH 31, 2003

8. OTHER TAX INFORMATION (UNAUDITED)

This information is provided pursuant to provisions of the Internal Revenue
Code.

During the fiscal year ended March 31, 2003, the following amount distributed was designated as capital gains dividends.

--------------------------------------------------------------------------------
             GOVERNMENT BOND                    INFLATION-ADJUSTED BOND
--------------------------------------------------------------------------------
               $7,252,236                              $818,179
--------------------------------------------------------------------------------

-----

Ginnie Mae - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
------------------------------------------------------------------------------------------------------------
                                                                 INVESTOR CLASS
------------------------------------------------------------------------------------------------------------
                                         2003           2002           2001           2000       1999
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $10.58         $10.63         $10.16         $10.62      $10.67
------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------------
  Net Investment Income                  0.56           0.62           0.68           0.67        0.64
----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                            0.27          (0.05)          0.47          (0.46)      (0.05)
------------------------------------------------------------------------------------------------------------
  Total From Investment Operations       0.83           0.57           1.15           0.21        0.59
------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income            (0.56)         (0.62)         (0.68)         (0.67)      (0.64)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $10.85         $10.58         $10.63         $10.16      $10.62
============================================================================================================
  TOTAL RETURN(1)                        8.03%          5.43%         11.70%          2.01%       5.66%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.59%          0.59%          0.59%          0.59%       0.59%
----------------------------------
Ratio of Net Investment Income
to Average Net Assets                    5.19%          5.75%          6.57%          6.42%       5.98%
----------------------------------
Portfolio Turnover Rate                   356%           218%           143%           133%        119%
----------------------------------
Net Assets, End of Period
(in thousands)                      $2,100,358     $1,699,876     $1,358,978     $1,240,003  $1,415,607
------------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

                                                                          -----
                                                                          37

Ginnie Mae - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
------------------------------------------------------------------------------------------------------------
                                                                  ADVISOR CLASS
------------------------------------------------------------------------------------------------------------
                                         2003           2002           2001           2000       1999
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $10.58         $10.63         $10.16         $10.62      $10.67
------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------------
  Net Investment Income                  0.54           0.59           0.65           0.64        0.61
----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                            0.27          (0.05)          0.47          (0.46)      (0.05)
------------------------------------------------------------------------------------------------------------
  Total From Investment Operations       0.81           0.54           1.12           0.18        0.56
------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income            (0.54)         (0.59)         (0.65)         (0.64)      (0.61)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $10.85         $10.58         $10.63         $10.16      $10.62
============================================================================================================
  TOTAL RETURN(1)                        7.76%          5.17%         11.42%          1.76%       5.40%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.84%          0.84%          0.84%          0.84%      0.84%
----------------------------------
Ratio of Net Investment Income
to Average Net Assets                    4.94%          5.50%          6.32%          6.17%      5.73%
----------------------------------
Portfolio Turnover Rate                   356%           218%           143%           133%       119%
----------------------------------
Net Assets, End of Period
(in thousands)                         $75,999        $42,675        $28,102        $13,080     $6,910
------------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

-----

Ginnie Mae - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                                 C CLASS
--------------------------------------------------------------------------------
                                                           2003          2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $10.57         $10.63
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Income                                    0.48           0.41
----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                  0.28          (0.06)
--------------------------------------------------------------------------------
  Total From Investment Operations                         0.76           0.35
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Investment Income                              (0.48)         (0.41)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $10.85         $10.57
================================================================================
  TOTAL RETURN(2)                                          7.23%          3.41%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                      1.33%        1.34%(3)
----------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                      4.45%        4.84%(3)
----------------------------------------------------
Portfolio Turnover Rate                                     356%         218%(4)
----------------------------------------------------
Net Assets, End of Period
(in thousands)                                            $5,078           $806
--------------------------------------------------------------------------------

(1)  June 15, 2001 (commencement of sale) through March 31, 2002.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may  not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

(4)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

                                                                          -----
                                                                          39

Government Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
------------------------------------------------------------------------------------------------------------
                                                                 INVESTOR CLASS
------------------------------------------------------------------------------------------------------------
                                        2003           2002           2001           2000        1999
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $10.60         $10.76         $10.03         $10.45      $10.56
------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------------
  Net Investment Income                  0.38           0.48           0.55           0.53        0.54
----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                            0.99          (0.16)          0.73          (0.37)       0.10
------------------------------------------------------------------------------------------------------------
  Total From Investment Operations       1.37           0.32           1.28           0.16        0.64
------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income            (0.38)         (0.48)         (0.55)         (0.53)      (0.54)
----------------------------------
  From Net Realized Gains               (0.34)           --             --           (0.05)      (0.21)
------------------------------------------------------------------------------------------------------------
  Total Distributions                   (0.72)         (0.48)         (0.55)         (0.58)      (0.75)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $11.25         $10.60         $10.76         $10.03      $10.45
============================================================================================================
  TOTAL RETURN(1)                       13.17%          3.01%         13.17%          1.51%       6.09%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.51%          0.51%          0.51%          0.51%       0.51%
----------------------------------
Ratio of Net Investment Income
to Average Net Assets                    3.34%          4.45%          5.37%          5.11%       5.01%
----------------------------------
Portfolio Turnover Rate                   229%           164%           108%           171%        221%
----------------------------------
Net Assets, End of Period
(in thousands)                        $590,433       $421,312       $391,306       $329,995    $435,494
------------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

-----

Government Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
------------------------------------------------------------------------------------------------------------
                                                                  ADVISOR CLASS
------------------------------------------------------------------------------------------------------------
                                        2003           2002           2001           2000        1999
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $10.60         $10.76         $10.03         $10.45     $10.56
------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------------
  Net Investment Income                  0.35           0.46           0.53           0.50       0.51
----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                            0.99          (0.16)          0.73          (0.37)      0.10
------------------------------------------------------------------------------------------------------------
  Total From Investment Operations       1.34           0.30           1.26           0.13       0.61
------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income            (0.35)         (0.46)         (0.53)         (0.50)     (0.51)
----------------------------------
  From Net Realized Gains               (0.34)           --             --           (0.05)     (0.21)
------------------------------------------------------------------------------------------------------------
  Total Distributions                   (0.69)         (0.46)         (0.53)         (0.55)     (0.72)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $11.25         $10.60         $10.76         $10.03     $10.45
============================================================================================================
  TOTAL RETURN(1)                       12.89%          2.75%         12.89%          1.25%      5.83%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.76%          0.76%          0.76%          0.76%      0.76%
----------------------------------
Ratio of Net Investment Income
to Average Net Assets                    3.09%          4.20%          5.12%          4.86%      4.76%
----------------------------------
Portfolio Turnover Rate                   229%           164%           108%           171%       221%
----------------------------------
Net Assets, End of Period
(in thousands)                         $44,456        $42,285         $9,898        $11,689     $6,117
------------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

                                                                          -----
                                                                          41

Inflation-Adjusted Bond -  Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
------------------------------------------------------------------------------------------------------------
                                                                 INVESTOR CLASS
------------------------------------------------------------------------------------------------------------
                                         2003           2002           2001           2000       1999
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                     $9.89          $9.87          $9.41          $9.48       $9.63
------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------------
  Net Investment Income                  0.48           0.38           0.67           0.58        0.47
----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                            1.12           0.02           0.46          (0.07)      (0.15)
------------------------------------------------------------------------------------------------------------
  Total From Investment Operations       1.60           0.40           1.13           0.51        0.32
------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income            (0.48)         (0.38)         (0.67)         (0.58)      (0.47)
----------------------------------
  From Net Realized Gains               (0.15)          --(1)           --             --          --
------------------------------------------------------------------------------------------------------------
  Total Distributions                   (0.63)         (0.38)         (0.67)         (0.58)      (0.47)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $10.86          $9.89          $9.87          $9.41       $9.48
============================================================================================================
  TOTAL RETURN(2)                       16.42%          4.16%         12.62%          5.52%       3.37%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.51%          0.51%          0.51%          0.51%       0.49%
----------------------------------
Ratio of Net Investment Income
to Average Net Assets                    4.20%          3.12%          6.75%          6.06%       4.84%
----------------------------------
Portfolio Turnover Rate                   136%            40%            39%            52%        127%
----------------------------------
Net Assets, End of Period
(in thousands)                        $352,315       $185,518        $57,577        $18,610      $8,980
------------------------------------------------------------------------------------------------------------

(1)  Per-share amount was less than $0.005.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

-----

Inflation-Adjusted Bond -  Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                   INSTITUTIONAL
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.84
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------
  Net Investment Income                                                 0.20
-----------------------------------------------------------
  Net Realized and Unrealized Gain                                      0.17
--------------------------------------------------------------------------------
  Total From Investment Operations                                      0.37
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------
  From Net Investment Income                                           (0.20)
-----------------------------------------------------------
  From Net Realized Gains                                              (0.15)
--------------------------------------------------------------------------------
  Total Distributions                                                  (0.35)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $10.86
================================================================================
  TOTAL RETURN(2)                                                       3.53%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                                 0.31%(3)
-----------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                                 3.80%(3)
-----------------------------------------------------------
Portfolio Turnover Rate                                                136%(4)
-----------------------------------------------------------
Net Assets, End of Period
(in thousands)                                                        $34,196
--------------------------------------------------------------------------------

(1)  October 1, 2002 (commencement of sale) through March 31, 2003.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

(4)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

                                                                          -----
                                                                          43

Inflation-Adjusted Bond -  Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------------------------------
                                                                  ADVISOR CLASS
------------------------------------------------------------------------------------------------------------
                                         2003           2002           2001           2000        1999(1)
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
Net Asset Value,
Beginning of Period                     $9.89          $9.87          $9.41          $9.48        $9.64
------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------------
  Net Investment Income                  0.45           0.36           0.65           0.56         0.34
----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                            1.12           0.02           0.46          (0.07)       (0.16)
------------------------------------------------------------------------------------------------------------
  Total From Investment Operations       1.57           0.38           1.11           0.49         0.18
------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income            (0.45)         (0.36)         (0.65)         (0.56)       (0.34)
----------------------------------
  From Net Realized Gains               (0.15)          --(2)           --             --           --
------------------------------------------------------------------------------------------------------------
  Total Distributions                   (0.60)         (0.36)         (0.65)         (0.56)       (0.34)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $10.86          $9.89          $9.87          $9.41        $9.48
============================================================================================================
  TOTAL RETURN(3)                       16.13%          3.88%         12.35%          5.26%        1.94%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.76%          0.76%          0.76%          0.76%        0.74%(4)
----------------------------------
Ratio of Net Investment Income
to Average Net Assets                    3.95%          2.87%          6.50%          5.81%        4.56%(4)
----------------------------------
Portfolio Turnover Rate                   136%            40%            39%            52%         127%(5)
----------------------------------
Net Assets, End of Period
(in thousands)                         $41,673         $9,613         $1,079           $178            $10
------------------------------------------------------------------------------------------------------------

(1)  June 15, 1998 (commencement of sale) through March 31, 1999.

(2)  Per-share amount is less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 1999.

See Notes to Financial Statements.

-----

Short-Term Government -  Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
------------------------------------------------------------------------------------------------------------
                                                                  INVESTOR CLASS
------------------------------------------------------------------------------------------------------------
                                        2003           2002           2001           2000        1999
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                     $9.46          $9.47          $9.19          $9.47       $9.46
------------------------------------------------------------------------------------------------------------
Income From Investment
Operations
----------------------------------
  Net Investment Income                  0.29           0.45           0.54           0.52        0.49
----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                            0.23          (0.01)          0.28          (0.28)       0.01
------------------------------------------------------------------------------------------------------------
  Total From Investment Operations       0.52           0.44           0.82           0.24        0.50
------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income            (0.29)         (0.45)         (0.54)         (0.52)      (0.49)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $9.69          $9.46          $9.47          $9.19       $9.47
============================================================================================================
  TOTAL RETURN(1)                        5.52%          4.68%          9.25%          2.51%       5.39%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.59%          0.59%          0.59%          0.59%       0.59%
----------------------------------
Ratio of Net Investment Income
to Average Net Assets                    2.96%          4.67%          5.87%          5.48%       5.15%
----------------------------------
Portfolio Turnover Rate                   185%           165%            92%           323%        196%
----------------------------------
Net Assets, End of Period
(in thousands)                       $957,413        $832,199       $797,718       $762,363    $832,344
------------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

                                                                          -----
                                                                          45

Short-Term Government -  Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------------------------------
                                                                  ADVISOR CLASS
------------------------------------------------------------------------------------------------------------
                                        2003           2002           2001           2000        1999(1)
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                     $9.46          $9.47          $9.19          $9.47        $9.49
------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------------
  Net Investment Income                  0.26           0.42           0.52           0.49         0.33
----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                            0.23          (0.01)          0.28          (0.28)       (0.02)
------------------------------------------------------------------------------------------------------------
  Total From Investment Operations       0.49           0.41           0.80           0.21         0.31
------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income            (0.26)         (0.42)         (0.52)         (0.49)       (0.33)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $9.69          $9.46          $9.47          $9.19        $9.47
============================================================================================================
  TOTAL RETURN(2)                        5.26%          4.42%          8.98%          2.26%        3.37%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.84%          0.84%          0.84%          0.84%       0.84%(3)
----------------------------------
Ratio of Net Investment Income
to Average Net Assets                    2.71%          4.42%          5.62%          5.23%       4.77%(3)
----------------------------------
Portfolio Turnover Rate                   185%           165%            92%           323%        196%(4)
----------------------------------
Net Assets, End of Period
(in thousands)                         $68,102        $36,430         $4,334           $461           $94
------------------------------------------------------------------------------------------------------------

(1)  July 8, 1998 (commencement of sale) through March 31, 1999.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

(4)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 1999.

See Notes to Financial Statements.

-----

Report of Independent Accountants

To the Trustees of the American Century Government Income Trust and Shareholders
of the Ginnie Mae Fund, the Government Bond Fund,  the Inflation-Adjusted Bond
Fund and the Short-Term Government Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Ginnie Mae Fund, the Government
Bond Fund, the Inflation-Adjusted Bond Fund and the Short-Term Government Fund
(four of the six funds in the American Century Government Income Trust hereafter referred to as the "Funds") at March 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Kansas City, Missouri
May 9, 2003

                                                                          -----
                                                                          47

Management

The individuals listed below serve as trustees or officers of the funds. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than  two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT (72)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------
RONALD J. GILSON (56)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy  (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL (45)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------
MYRON S. SCHOLES (61)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 22

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management  (1999-present); Principal, Long-Term Capital Management (investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

-----

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
KENNETH E. SCOTT (74)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 31

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, RCM Capital Funds, Inc. (1994 to
present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN (55)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): Less than 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc.  (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS (57)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 18

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
-------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); Chief Operating Officer,
ACC (June 1996 to September 2000); General Counsel, ACC, ACIM, ACIS, ACSC, and
other ACC subsidiaries (June 1989 to June 1998); Also serves as: Executive Vice
President, ACIS, ACSC, and other ACC subsidiaries, and Executive Vice President of other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

                                                                          -----
                                                                          49

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to present);
President, ACSC (January 1999 to present); Executive Vice President, ACC (May
1995 to present); Also serves as: Executive Vice President and Chief Financial
Officer, ACIM, ACIS, and other ACC subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (44)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present); Consultant to mutual fund industry (May 1997 to April 1998)
--------------------------------------------------------------------------------
ROBERT LEACH (36)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
C. JEAN WADE (39)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
JON ZINDEL (35)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Director of Taxation, ACSC (July 1996 to April
1998)
--------------------------------------------------------------------------------

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

-----

Share Class Information

Ginnie Mae is authorized to issue Investor Class, Advisor Class, and C Class shares. Government Bond and Short-Term Government are authorized to issue
Investor Class and Advisor Class shares. Inflation-Adjusted Bond is authorized to issue Investor Class, Institutional Class, and Advisor Class shares. The total expense ratios of Advisor and C Class shares are higher than those of
Investor Class shares; the total expense ratio of Institutional Class shares is lower.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least  $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.
The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
C Class shares redeemed within 12 months of purchase are subject to a CDSC of
1.00% for stock funds and 0.75% for bond funds. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.  C Class shares also are subject to a  Rule 12b-1 service and distribution fee  of 1.00% for stock funds and 0.75% for bond funds.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

                                                                          -----
                                                                          51

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding  apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

-----

Background Information

INVESTMENT TEAM LEADERS
-------------------------------
PORTFOLIO MANAGERS
-------------------------------
    Casey Colton
-------------------------------
    Jeremy Fletcher
-------------------------------
    Bob Gahagan
-------------------------------

INVESTMENT PHILOSOPHY
AND POLICIES

American Century offers 28 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

GINNIE MAE seeks to provide a high level of current income, consistent  with safety of principal, by investing primarily in mortgage-backed GNMA certificates. Fund shares are not guaranteed by the U.S. government.

GOVERNMENT BOND seeks high current income by investing primarily in U.S.
Treasury securities. The fund may also invest in securities issued by U.S.
government agencies, and in mortgage-backed securities issued by the U.S.
government and its agencies and instrumentalities. The fund has no average maturity limitations. Fund shares are not guaranteed by the U.S. government.

INFLATION-ADJUSTED BOND seeks to provide a total return and inflation protection consistent with an investment in inflation-indexed securities. The fund may also invest in traditional (non-inflation-indexed) U.S. Treasury securities. The fund has no average maturity limitations. Fund shares are not guaranteed by the U.S.
government.

SHORT-TERM GOVERNMENT seeks current income by investing in U.S. government and agency securities, and by investing up to 20% of its total assets in investment-grade debt securities of U.S. companies. The fund maintains a weighted average maturity of three years or less. Fund shares are not guaranteed by the U.S. government.

                                                                    (continued)

                                                                          -----
                                                                          53

Background Information

COMPARATIVE INDICES

The following indices are used in the report for fund performance comparisons.
They are not investment products available for purchase.

The SALOMON BROTHERS 30-YEAR GNMA INDEX is a market-capitalization weighted index of 30-year GNMA single-family mortgages.

The SALOMON BROTHERS 1- TO 3-YEAR TREASURY/AGENCY INDEX is based on the price fluctuations of U.S. Treasury and government agency notes with maturities of 1-3 years.

The SALOMON BROTHERS LONG-TERM TREASURY INDEX is an index of U.S. Treasury securities with remaining maturities greater than 10 years.

The SALOMON BROTHERS U.S. INFLATION-LINKED INDEX is an index of inflation-linked
U.S. Treasury securities.

The SALOMON BROTHERS TREASURY/ MORTGAGE INDEX is based on the price fluctuations of U.S. Treasury and government agency mortgage-backed securities.

-----

Glossary

ANNUALIZED DISTRIBUTION RATE (ADR)--ordinary dividends earned by a share class over a 30-day period, multiplied by 12 and divided by the current share price
(net asset value or maximum offering price) at the end of the period.

AVERAGE ANNUAL RETURNS--the annually compounded returns that would have produced a fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the funds' "Financial Highlights."

AVERAGE DURATION--a time-weighted average of the interest and principal payments of the securities in a portfolio. As the duration of a portfolio increases, so does the impact of a change in interest rates on the value of the portfolio.

AVERAGE LIFE--a measure of the sensitivity of a mortgage-backed securities portfolio to interest rate changes. Although it is similar to weighted average maturity, average life takes into account the gradual payments of principal that occur with mortgage-backed securities. As a result, average life is a better measure of interest rate sensitivity for mortgage-backed securities.

BASIS POINT--one one-hundredth of a percentage point (or 0.01%). Therefore, 100 basis points equal one percentage point (or 1%).

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)--a generic mortgage derivative.
Mortgage derivatives are usually securities created (derived) from a pool of mortgages or mortgage-backed securities. Whereas a typical mortgage-backed security is an ownership interest in a complete mortgage pool, a derivative is usually an interest in just one part of a pool.

COUPON--the stated interest rate of a security.

DURATION EXTENSION--the lengthening of a mortgage-backed security's duration, typically because of rising interest rates. When interest rates rise sharply, higher interest rates reduce prepayments (which is good for investors), but the lower level of prepayments causes GNMA durations to extend, which makes price declines more severe.

EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to
Financial Statements.)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES (GNMAS)--mortgage-backed securities issued by the Government National Mortgage Association, a U.S.
government agency. A GNMA is backed by a pool of fixed-rate mortgages. A GNMA is also backed by the full faith and credit of the U.S. government as to the timely payment of interest and principal. This means GNMA investors will receive their share of interest and principal payments whether or not borrowers make their scheduled mortgage payments.

                                                                    (continued)

                                                                          -----
                                                                          55

Glossary

MORTGAGE-BACKED SECURITIES (MBS)--debt securities that represent ownership in pools of mortgage loans. Most mortgage-backed securities are structured as
"pass-throughs"--the monthly payments of principal and interest on the mortgages in the pool are collected by the bank that is servicing the mortgages and are
"passed through" to investors. While the payments of principal and interest are considered secure (many are backed by government agency guarantees), the cash flow is less certain than in other fixed-income investments. Mortgages that are paid off early reduce future interest payments from the pool.

PREPAYMENT--paying off a mortgage early, often by selling or refinancing.
Prepayments occur most frequently when homeowners refinance their mortgages to take advantage of falling interest rates. Prepayments shorten the lives of mortgage portfolios and force GNMA investors to reinvest in lower-yielding mortgage pools. Therefore, when prepayment levels climb, mortgage analysts increase the prepayment assumptions used to price mortgage-backed securities. As a result, mortgage-backed security durations shorten, limiting the price gains from falling interest rates.

REAL YIELD--an inflation-adjusted yield for a bond, calculated by subtracting the inflation rate from the bond's nominal (or stated) yield.

REPURCHASE AGREEMENTS (REPOS)--short-term debt agreements in which a fund buys a security at one price and simultaneously agrees to sell it back to the seller at a slightly higher price on a specified date (usually within seven days). The fund does not actually own the security; instead, the security serves as collateral for the agreement.

REVENUE BONDS--securities backed by revenues from sales taxes or from a specific project, system, or facility (such as a hospital, electric utility, or water system).

TOTAL RETURN--the overall percentage change in the value of a hypothetical investment in the fund, assuming all of the fund's distributions are reinvested.

U.S. GOVERNMENT AGENCY INFLATION-INDEXED SECURITIES--similar to the Treasury securities, but issued by U.S. government agencies such as the Tennessee Valley
Authority.

U.S. GOVERNMENT AGENCY SECURITIES--debt securities issued by U.S. government agencies (such as the Federal Home Loan Bank and the Federal Farm Credit Bank).
Some agency securities are backed by the full faith and credit of the U.S.
government, while others are guaranteed only by the issuing agency. Government agency securities include discount notes (maturing in one year or less) and medium-term notes, debentures, and bonds (maturing in three months to 50 years).

U.S. TREASURY INFLATION-INDEXED SECURITIES (TIIS)--debt securities issued by the
U.S. Treasury and backed by the direct "full faith and credit" pledge of the
U.S. government. Inflation-indexed bonds have lower interest rates than normal
Treasury bonds with similar maturities. But unlike ordinary bonds, inflation-indexed bonds' principal value is adjusted regularly for inflation based on the consumer price index. As a result, the amount of interest paid out changes with the principal adjustments.

                                                                    (continued)

-----

Glossary

U.S. TREASURY SECURITIES--debt securities issued by the U.S. Treasury and backed by the direct "full faith and credit" pledge of the U.S. government. Treasury securities include bills (maturing in one year or less), notes (maturing in two to 10 years), and bonds (maturing in more than 10 years).

WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the
WAM, the greater the portfolio's interest rate sensitivity.

YIELD (30-DAY SEC)--represents net investment income earned by the fund over a
30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the  30-day period. The SEC yield should  be regarded as an estimate of the fund's rate of investment income, and  it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

YIELD CURVE--a graphic representation of the relationship between maturity and yield for fixed-income securities. Yield curve graphs plot lengthening maturities along the horizontal axis and rising yields along the vertical axis.
Most "normal" yield curves start in the lower left corner of the graph and rise to the upper right corner, indicating that yields rise as maturities lengthen.
This upward sloping yield curve illustrates a normal risk/return relationship--more return (yield) for more risk (a longer maturity). Conversely, a "flat" yield curve provides little or no extra return for taking on more risk.

ZERO-COUPON BONDS (ZEROS)--bonds that make no periodic interest payments.
Instead, they are sold at a deep discount and then redeemed for their full face value at maturity. When held to maturity, a zero's entire return comes from the difference between its purchase price and its value at maturity. The funds typically only invest in zeros issued by the U.S. Treasury (such as STRIPS).

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing  to ensure its objectives, policies, and risk potential are consistent with  your needs.

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad classifications:

MONEY MARKET FUNDS--designed to provide preservation of capital with low risk.
Invest in high-quality, short-term debt securities issued by governments, banks, and corporations.

BOND FUNDS--designed to provide income with relative stability. Invest in bonds and other debt securities issued by governments and their agencies (federal, foreign, and state), corporations, and financial institutions.

                                                                    (continued)

                                                                          -----
                                                                          57

Glossary

BALANCED FUNDS--designed to provide both growth and income by investing in a mix of securities held by stock funds, bond funds, and money market funds.

STOCK FUNDS--designed to provide opportunities for long-term capital appreciation through investments in equity securities of domestic and international companies.

RISK

The classification of funds by risk  category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE--these funds generally provide lower return potential  with either low or minimal price-fluctuation risk.

MODERATE--these funds generally  provide moderate return potential  with moderate price-fluctuation risk.

AGGRESSIVE--these funds generally provide high return potential with correspondingly high price-fluctuation risk.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES--breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS--shows how the fund's net assets changed  during the reporting period as a result of the fund's operations. In other words, it shows how much money  the fund made or lost as a result of  dividend and/or interest income, fees and expenses, and investment gains or losses.

STATEMENT OF CHANGES IN NET ASSETS--shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of
Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS--itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as  a percentage of average net assets),  and portfolio turnover (a gauge of the fund's trading activity).

-----

[inside back cover]

-------------------------------------------------------------------------------
                            AMERICAN CENTURY FUNDS
-------------------------------------------------------------------------------
                                  STOCK FUNDS
-------------------------------------------------------------------------------
MODERATE RISK

   VALUE
-------------------------------------------------------------------------------
   Value(+)
   Equity Income
   Large Company Value(+)
   Capital Value
   Income & Growth

   BLEND
-------------------------------------------------------------------------------
   Equity Growth
   Equity Index

   SPECIALTY
-------------------------------------------------------------------------------
   Real Estate
   Utilities

AGGRESSIVE RISK

   GROWTH
-------------------------------------------------------------------------------
   Select(+)
   Ultra(reg.sm)
   Growth
   Heritage
   Vista
   Veedot(reg.sm)
   New Opportunities
   New Opportunities II(+)
   Giftrust(reg.sm)

   VALUE
-------------------------------------------------------------------------------
   Small Cap Value**

   BLEND
-------------------------------------------------------------------------------
   Small Company

   INTERNATIONAL
-------------------------------------------------------------------------------
   International Growth(+)
   Global Growth
   Emerging Markets
   International Discovery**
   International Opportunities

   SPECIALTY
-------------------------------------------------------------------------------
   Technology
   Life Sciences
   Global Natural Resources**
   Global Gold
-------------------------------------------------------------------------------
                           ASSET ALLOCATION/BALANCED FUNDS
-------------------------------------------------------------------------------
MODERATE RISK

   Balanced
   Strategic Allocation: Conservative
   Strategic Allocation: Moderate
   Strategic Allocation: Aggressive
-------------------------------------------------------------------------------
                                      BOND FUNDS
-------------------------------------------------------------------------------
CONSERVATIVE RISK

   TAXABLE
-------------------------------------------------------------------------------
   Short-Term Government
   Ginnie Mae
   Target 2005*

   TAX-FREE
-------------------------------------------------------------------------------
   CA Limited-Term Tax-Free

MODERATE RISK

   TAXABLE
-------------------------------------------------------------------------------
   Government Bond
   Diversified Bond(+)
   Inflation-Adjusted Bond
   Target 2010*
   Target 2015*

   TAX-FREE
-------------------------------------------------------------------------------
   CA Long-Term Tax-Free
   CA Intermediate-Term Tax-Free
   Tax-Free Bond
   AZ Municipal Bond
   FL Municipal Bond

AGGRESSIVE RISK

   TAXABLE
-------------------------------------------------------------------------------
   High-Yield(+)
   International Bond
   Target 2020*
   Target 2025*
   Target 2030*

   TAX-FREE
-------------------------------------------------------------------------------
   CA High-Yield Municipal(+)
   High-Yield Municipal(+)
-------------------------------------------------------------------------------
                                 MONEY MARKET FUNDS
-------------------------------------------------------------------------------
CONSERVATIVE RISK

   TAXABLE
-------------------------------------------------------------------------------
   Capital Preservation
   Government Agency Money Market
   Prime Money Market
   Premium Money Market

   TAX-FREE
-------------------------------------------------------------------------------
   FL Municipal Money Market
   CA Tax-Free Money Market
   Tax-Free Money Market
-------------------------------------------------------------------------------

The investment objective may be based on the fund's objective, as stated in its prospectus, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs. For a definition of fund classifications, see the Glossary.

*   While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in
    December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**  These funds are closed to new investors.

(+) As of January 30, 2003, this fund is closed to new direct investors.
    Investors who established accounts prior to the closing date may continue to invest in their accounts. New investors may purchase shares in this fund only through a financial intermediary.

Please call 1-800-345-2021 for a prospectus, which contains important information including charges and expenses. You should read the prospectus carefully before you invest or send money.

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0305                                  American Century Investment Services, Inc.
SH-ANN-34053N                      (c)2003 American Century Services Corporation